AB Global Bond Fund

Portfolio of Investments

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 43.1%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	14,094	$7,537,471

Austria – 2.2%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,617,340
0.50%, 02/20/2029(a)		1,896	1,808,016
0.90%, 02/20/2032(a)		121,364	111,613,455
2.90%, 05/23/2029(a)		2,030	2,209,178

			120,247,989

Belgium – 0.9%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		25,528	22,451,574
Series 96 2.75%, 04/22/2039(a)		27,732	28,294,844

			50,746,418

Canada – 6.3%
Canadian Government Bond 2.25%, 06/01/2025	CAD	35,547	25,746,894
2.25%, 12/01/2029		17,213	12,139,649
2.50%, 12/01/2032		10,675	7,535,618
3.50%, 03/01/2028		403,835	302,280,110

			347,702,271

China – 2.5%
China Government Bond Series INBK 2.80%, 03/24/2029	CNY	181,350	25,282,752
3.01%, 05/13/2028		396,870	56,058,469
3.81%, 09/14/2050		365,210	56,579,282

			137,920,503

Germany – 1.7%
Bundesrepublik Deutschland Bundesanleihe 1.80%, 08/15/2053(a)	EUR	45,291	43,219,851
3.25%, 07/04/2042(a)		44,510	54,129,738

			97,349,589

Indonesia – 0.5%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	414,116,000	27,870,138

Italy – 0.8%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.40%, 05/01/2033(a)	EUR	23,001	25,965,972
Series 13Y 4.00%, 04/30/2035(a)		16,125	17,404,771

			43,370,743

	Principal Amount (000)		U.S. $ Value

Japan – 4.1%
Japan Government Five Year Bond Series 142 0.10%, 12/20/2024	JPY	7,359,950	$51,163,131
Series 156 0.20%, 12/20/2027		4,468,500	31,210,782
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	3,425,514
Series 68 0.60%, 09/20/2050		2,952,750	17,474,920
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	27,648,290
Series 169 0.30%, 06/20/2039		1,984,250	12,688,742
Series 183 1.40%, 12/20/2042		9,650,800	71,578,152
Japan Government Two Year Bond Series 441 0.005%, 10/01/2024		1,994,350	13,844,051

			229,033,582

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	22,771,015

Mexico – 1.1%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	749,144	39,723,205
8.50%, 05/31/2029		406,245	23,481,611

			63,204,816

Peru – 0.8%
Peruvian Government International Bond 6.95%, 08/12/2031(a)	PEN	154,412	43,245,490

South Korea – 7.0%
Korea Treasury Bond Series 2506 3.125%, 06/10/2025	KRW	280,508,520	210,466,267
Series 2703 2.375%, 03/10/2027		164,589,530	119,107,584
Series 2709 3.125%, 09/10/2027		80,708,500	59,933,857

			389,507,708

Spain – 0.9%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	51,147,025

	Principal Amount (000)		U.S. $ Value

Thailand – 0.3%
Thailand Government Bond 3.35%, 06/17/2033	THB	587,756	$17,622,568

United Kingdom – 2.6%
United Kingdom Gilt 0.125%, 01/31/2028(a)	GBP	32,753	33,705,381
0.875%, 01/31/2046(a)		47,452	29,695,874
1.25%, 10/22/2041(a)		19,931	15,203,769
1.25%, 07/31/2051(a)		4,547	2,865,010
1.50%, 07/31/2053(a)		14,980	9,934,989
1.75%, 09/07/2037(a)		28,348	25,738,679
3.75%, 01/29/2038(a)		22,999	26,800,410

			143,944,112

United States – 10.9%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	125,315	81,063,141
1.125%, 08/15/2040(b)		110,345	70,810,461
1.25%, 05/15/2050		118,464	66,451,012
1.75%, 08/15/2041		34,810	24,410,512
1.875%, 02/15/2051		7,363	4,866,417
2.00%, 08/15/2051		51,749	35,205,492
2.375%, 02/15/2042		41,182	32,019,160
U.S. Treasury Notes 0.25%, 05/31/2025(b)		20,443	18,702,152
0.50%, 02/28/2026		29,655	26,633,897
1.125%, 08/31/2028		37,094	31,948,073
1.25%, 11/30/2026		58,060	52,290,287
1.75%, 03/15/2025		35,142	33,236,643
2.75%, 04/30/2027(b)		132,506	125,135,543

			602,772,790

Total Governments - Treasuries (cost $2,554,781,681)			2,395,994,228

CORPORATES - INVESTMENT GRADE – 26.8%
Financial Institutions – 12.3%
Banking – 8.7%
AIB Group PLC 4.263%, 04/10/2025(a)		380	371,044
Series E 2.25%, 04/04/2028(a)	EUR	12,870	12,742,316
Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	127	125,498
American Express Co. 4.90%, 02/13/2026		55	54,466
ASB Finance Ltd. Series E 0.25%, 09/08/2028(a)	EUR	559	496,476
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	275	261,758

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru SA 3.25%, 09/30/2031(a)	U.S.$	510	$447,091
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	443,812
Banco Santander SA 4.175%, 03/24/2028		17,400	16,242,220
5.147%, 08/18/2025		200	196,706
5.294%, 08/18/2027		600	587,528
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	492,078
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	219,504
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	259,020
7.129%, 07/18/2033(a)		210	207,497
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	314,138
Bank of America Corp. 0.981%, 09/25/2025		626	588,163
2.456%, 10/22/2025		575	549,003
2.884%, 10/22/2030		97	83,541
3.093%, 10/01/2025		586	563,993
3.194%, 07/23/2030		284	250,662
3.384%, 04/02/2026		68	65,232
3.559%, 04/23/2027		78	73,991
3.824%, 01/20/2028		450	426,097
3.846%, 03/08/2037		240	204,986
3.97%, 03/05/2029		560	524,853
3.974%, 02/07/2030		97	89,918
6.204%, 11/10/2028		165	169,733
Series B 8.05%, 06/15/2027		930	1,000,966
Series E 0.583%, 08/24/2028(a)	EUR	9,840	9,170,575
4.134%, 06/12/2028(a)		305	329,966
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)	U.S.$	250	247,103
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		200	198,691
Series E 0.375%, 05/10/2027	EUR	8,095	7,780,205
5.00%, 07/04/2031(a)		393	428,248
Bank of Nova Scotia (The) Series E 0.125%, 09/04/2026(a)		531	513,322
0.25%, 11/01/2028(a)		111	98,794
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		9,800	10,002,777
4.935%, 01/26/2026(a)	U.S.$	10,579	10,397,954

	Principal Amount (000)		U.S. $ Value

Series E 0.625%, 11/19/2027(a)	EUR	100	$92,748
0.625%, 11/03/2028(a)		200	178,805
Barclays PLC 4.836%, 05/09/2028	U.S.$	650	598,646
5.088%, 06/20/2030		405	367,759
5.20%, 05/12/2026		515	496,685
6.125%, 12/15/2025(c)		11,154	9,752,501
6.224%, 05/09/2034		2,382	2,367,619
7.119%, 06/27/2034		400	398,521
Series E 5.262%, 01/29/2034(a)	EUR	232	252,703
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	551,916
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	220,385
Belfius Bank SA 3.125%, 05/11/2026(a)	EUR	500	519,253
Berlin Hyp AG Series E 1.25%, 01/22/2025		500	520,960
BNP Paribas SA 2.219%, 06/09/2026(a)	U.S.$	475	439,925
4.625%, 02/25/2031(a) (c)		3,804	2,690,452
Series E 0.50%, 02/19/2028(a)	EUR	100	94,348
2.75%, 07/25/2028(a)		100	101,466
BPCE SA 3.116%, 10/19/2032(a)	U.S.$	13,555	10,446,260
4.50%, 03/15/2025(a)		8,251	7,922,893
4.625%, 07/11/2024(a)		2,766	2,696,037
5.15%, 07/21/2024(a)		260	255,400
5.748%, 07/19/2033(a)		500	487,541
Series E 4.125%, 07/10/2028	EUR	400	436,272
CaixaBank SA 6.208%, 01/18/2029(a)	U.S.$	10,380	10,361,176
Series E 0.375%, 11/18/2026(a)	EUR	3,300	3,245,572
1.50%, 12/03/2026(a)	GBP	1,000	1,097,196
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	2,460	2,565,890
1.65%, 06/12/2029		325	288,564
4.166%, 05/09/2025	U.S.$	2,878	2,804,338
5.468%, 02/01/2029		30	28,794
5.817%, 02/01/2034		171	163,322
6.377%, 06/08/2034		4,800	4,765,797
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	409,549
Ceska sporitelna AS Series E 5.943%, 06/29/2027	EUR	400	436,641

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 5.746% (SOFR + 0.69%), 01/25/2026(d)	U.S.$	838	$832,200
6.463% (SOFR + 1.37%), 05/24/2025(d)		2,712	2,726,071
9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(c) (d)		568	567,917
Series E 0.50%, 10/08/2027(a)	EUR	440	422,924
Series P 5.95%, 05/15/2025(c)	U.S.$	2,793	2,687,096
Series W 4.00%, 12/10/2025(c)		232	199,124
Series Y 4.15%, 11/15/2026(c)		7,121	5,711,829
Citizens Bank NA/Providence RI 2.25%, 04/28/2025		276	249,877
Commonwealth Bank of Australia 2.688%, 03/11/2031(a)		365	285,116
5.831% (SOFR + 0.74%), 03/14/2025(a) (d)		5,150	5,161,212
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)	EUR	200	190,448
Series E 4.625%, 05/23/2029(a)	GBP	9,255	10,302,099
Cooperatieve Rabobank UA/NY 5.00%, 01/13/2025	U.S.$	345	342,422
Credit Agricole SA 5.589%, 07/05/2026(a)		250	249,783
Credit Suisse AG/London Series E 0.25%, 01/05/2026(a)	EUR	531	517,223
0.25%, 09/01/2028(a)		455	398,047
Danske Bank A/S 1.621%, 09/11/2026(a)	U.S.$	441	395,328
3.244%, 12/20/2025(a)		3,465	3,289,462
4.298%, 04/01/2028(a)		5,063	4,715,822
6.466%, 01/09/2026(a)		4,805	4,794,136
Series E 4.75%, 06/21/2030(a)	EUR	379	412,171
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)	U.S.$	240	226,922
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	9,600	9,663,401
5.375%, 01/11/2029(a)		2,600	2,818,505
Series E 1.625%, 01/20/2027(a)		500	484,152
1.75%, 11/19/2030(a)		200	172,292
1.875%, 02/23/2028(a)		3,200	3,090,884
2.625%, 02/12/2026(a)		100	103,151
Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	264	234,297
3.961%, 11/26/2025		995	948,156
6.119%, 07/14/2026		388	384,556

	Principal Amount (000)		U.S. $ Value

6.72%, 01/18/2029	U.S.$	150	$150,535
7.079%, 02/10/2034		498	458,404
Discover Bank 3.45%, 07/27/2026		569	523,207
Discover Financial Services 6.70%, 11/29/2032		80	82,549
DNB Bank ASA Series E 0.375%, 01/18/2028(a)	EUR	257	246,424
1.625%, 05/31/2026(a)		120	124,286
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	590	541,968
Erste Group Bank AG 4.25%, 10/15/2027(a) (c)	EUR	200	165,728
Series E 0.875%, 05/13/2027(a)		300	288,904
1.625%, 09/08/2031(a)		200	192,437
Federation des Caisses Desjardins du Quebec 4.40%, 08/23/2025(a)	U.S.$	315	304,219
Fifth Third Bank NA 3.95%, 07/28/2025		603	575,296
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	450,379
Goldman Sachs Group, Inc. (The) 3.272%, 09/29/2025		624	603,077
3.615%, 03/15/2028		32	30,028
4.223%, 05/01/2029		230	217,291
5.749% (SOFR + 0.70%), 01/24/2025(d)		523	521,785
6.481% (SOFR + 1.39%), 03/15/2024(d)		285	285,977
6.875%, 01/18/2038	GBP	75	94,922
Series E 0.875%, 05/09/2029(a)	EUR	249	223,611
4.25%, 01/29/2026(a)	GBP	335	401,353
Series VAR 1.093%, 12/09/2026	U.S.$	679	606,447
HSBC Holdings PLC 1.645%, 04/18/2026		431	397,186
2.848%, 06/04/2031		244	202,822
3.973%, 05/22/2030		420	376,535
4.25%, 08/18/2025		210	201,718
4.292%, 09/12/2026		607	583,780
4.755%, 06/09/2028		9,713	9,332,302
4.762%, 03/29/2033		363	327,845
6.161%, 03/09/2029		400	402,967
6.254%, 03/09/2034		4,553	4,647,150
6.364%, 11/16/2032(a)	EUR	8,630	9,587,120
6.375%, 09/17/2024(c)	U.S.$	217	207,853
6.547%, 06/20/2034		413	409,552
7.39%, 11/03/2028		200	211,101
8.113%, 11/03/2033		456	505,707
Series E 3.125%, 06/07/2028	EUR	484	489,946

	Principal Amount (000)		U.S. $ Value

Huntington National Bank (The) 5.699%, 11/18/2025	U.S.$	587	$570,173
ING Groep NV 0.25%, 02/18/2029(a)	EUR	200	178,835
5.25%, 11/14/2033(a)		200	230,253
Series E 2.125%, 05/26/2031(a)		200	198,130
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)	U.S.$	200	180,972
5.017%, 06/26/2024(a)		9,793	9,480,427
5.71%, 01/15/2026(a)		5,580	5,307,323
6.625%, 06/20/2033(a)		3,394	3,366,685
7.00%, 11/21/2025(a)		1,087	1,096,776
Investec Bank PLC 1.25%, 08/11/2026(a)	EUR	461	441,212
JPMorgan Chase & Co. 1.561%, 12/10/2025	U.S.$	582	545,044
2.005%, 03/13/2026		37	34,755
2.545%, 11/08/2032		315	257,794
2.947%, 02/24/2028		720	661,023
3.22%, 03/01/2025		11	10,790
3.509%, 01/23/2029		235	217,624
4.565%, 06/14/2030		156	149,979
5.546%, 12/15/2025		300	298,854
5.717%, 09/14/2033		175	177,564
6.01% (SOFR + 0.92%), 02/24/2026(d)		4,649	4,652,015
Series E 1.09%, 03/11/2027(a)	EUR	7,804	7,784,623
1.963%, 03/23/2030(a)		189	182,240
Jyske Bank A/S Series E 0.05%, 09/02/2026(a)		170	167,154
2.25%, 04/05/2029(a)		100	105,960
KBC Group NV 5.796%, 01/19/2029(a)	U.S.$	300	298,679
Series E 0.125%, 01/14/2029(a)	EUR	200	180,200
1.50%, 03/29/2026(a)		100	103,507
4.375%, 11/23/2027(a)		100	108,333
Kookmin Bank 2.50%, 11/04/2030(a)	U.S.$	810	662,329
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	263,543
7.50%, 06/27/2024(c)		230	219,813
7.953%, 11/15/2033		415	449,511
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	503,379
0.625%, 02/03/2027(a)		100	95,375
Mitsubishi UFJ Financial Group, Inc. 2.494%, 10/13/2032	U.S.$	550	441,700
5.354%, 09/13/2028		200	198,439
5.475%, 02/22/2031		200	198,708

	Principal Amount (000)		U.S. $ Value

Mizuho Financial Group, Inc. 0.47%, 09/06/2029(a)	EUR	135	$120,685
2.26%, 07/09/2032	U.S.$	200	156,459
2.839%, 09/13/2026		402	368,367
4.353%, 10/20/2025(a)		1,150	1,096,822
5.414%, 09/13/2028		200	198,476
5.748%, 07/06/2034		200	200,608
5.778%, 07/06/2029		200	200,624
Series E 0.184%, 04/13/2026(a)	EUR	528	515,106
Morgan Stanley 0.495%, 10/26/2029		280	249,188
1.164%, 10/21/2025	U.S.$	626	585,252
2.63%, 02/18/2026		636	603,747
2.72%, 07/22/2025		601	579,551
2.95%, 05/07/2032	EUR	235	231,911
4.21%, 04/20/2028	U.S.$	309	296,899
4.656%, 03/02/2029	EUR	10,875	11,936,223
4.679%, 07/17/2026	U.S.$	152	149,140
4.813%, 10/25/2028	EUR	7,920	8,737,618
5.123%, 02/01/2029	U.S.$	389	383,882
5.164%, 04/20/2029		62	61,318
5.686% (SOFR + 0.62%), 01/24/2025(d)		1,050	1,047,239
6.296%, 10/18/2028		245	252,203
Series G 2.625%, 03/09/2027	GBP	245	272,320
3.772%, 01/24/2029	U.S.$	95	88,739
5.148%, 01/25/2034	EUR	148	169,375
Series I 0.864%, 10/21/2025	U.S.$	562	523,418
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)		570	543,740
National Bank of Canada 5.25%, 01/17/2025		528	523,121
Nationwide Building Society 2.972%, 02/16/2028(a)		4,664	4,186,770
4.00%, 09/14/2026(a)		250	229,219
6.38% (SOFR + 1.29%), 02/16/2028(a) (d)		290	279,582
Series E 0.25%, 09/14/2028(a)	EUR	554	495,162
NatWest Group PLC 3.622%, 08/14/2030(a)	GBP	105	122,778
5.808%, 09/13/2029	U.S.$	400	393,816
7.472%, 11/10/2026		2,412	2,468,519
Series E 0.78%, 02/26/2030(a)	EUR	5,635	4,904,828
5.763%, 02/28/2034		7,135	7,697,704
NatWest Markets PLC Series E 0.125%, 11/12/2025(a)		105	103,706
0.125%, 06/18/2026(a)		534	514,083
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	265,715

	Principal Amount (000)		U.S. $ Value

NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	500	$460,507
Nykredit Realkredit AS 0.25%, 01/13/2026(a)		528	517,620
OP Corporate Bank PLC Series E 0.375%, 06/16/2028(a)		554	499,292
Oversea-Chinese Banking Corp., Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	482,051
Philippine National Bank Series E 3.28%, 09/27/2024(a)		480	462,682
PNC Bank NA 2.95%, 02/23/2025		551	524,357
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		75	71,914
5.812%, 06/12/2026		123	122,355
Series O 8.977% (LIBOR 3 Month + 3.68%), 08/01/2023(c) (d)		1,214	1,211,333
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	277,140
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	461,361
1.625%, 09/22/2025(a)		200	184,225
2.75%, 02/12/2027(a)		240	221,659
Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	534,895
Raiffeisenbank AS 1.00%, 06/09/2028(a)		200	162,772
Santander Consumer Bank AS Series E 0.125%, 09/11/2024(a)		200	207,168
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	4,847,172
6.499%, 03/09/2029		3,543	3,507,936
6.565%, 06/12/2029		482	473,109
Santander UK Group Holdings PLC 2.469%, 01/11/2028		450	393,215
6.833%, 11/21/2026		10,720	10,748,945
Series E 0.603%, 09/13/2029(a)	EUR	1,438	1,251,143
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)	U.S.$	760	688,119
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	514,021
5.875%, 08/13/2023(a) (c)		230	228,850
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	334,932

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 2.625%, 01/22/2025(a)	U.S.$	212	$199,159
6.447%, 01/12/2027(a)		15,026	14,983,208
Series E 0.125%, 02/18/2028(a)	EUR	600	544,827
1.50%, 05/30/2025(a)		100	106,070
4.25%, 12/06/2030(a)		100	105,509
Standard Chartered PLC 0.80%, 11/17/2029(a)		195	173,758
1.456%, 01/14/2027(a)	U.S.$	300	266,102
2.608%, 01/12/2028(a)		12,199	10,797,950
2.819%, 01/30/2026(a)		973	916,997
6.301%, 01/09/2029(a)		210	211,405
6.783% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		12,300	11,313,077
7.767%, 11/16/2028(a)		279	295,617
7.776%, 11/16/2025(a)		330	337,189
Series E 3.125%, 11/19/2024(a)	EUR	200	214,578
State Street Corp. 5.104%, 05/18/2026	U.S.$	124	123,115
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/2026		681	598,686
1.474%, 07/08/2025		344	316,055
1.546%, 06/15/2026(a)	EUR	499	504,341
3.04%, 07/16/2029	U.S.$	585	511,166
5.464%, 01/13/2026		593	590,873
Series E 0.632%, 10/23/2029(a)	EUR	110	96,409
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)	U.S.$	200	154,508
Series E 4.625%, 08/23/2032(a)	GBP	6,655	7,504,321
Swedbank AB 6.003% (SOFR + 0.91%), 04/04/2025(a) (d)	U.S.$	1,070	1,069,280
Series NC5 5.625%, 09/17/2024(a) (c)		200	188,728
Synchrony Bank 5.40%, 08/22/2025		2,165	2,069,922
Toronto-Dominion Bank (The) Series E 0.50%, 01/18/2027(a)	EUR	526	502,587
Truist Bank 2.15%, 12/06/2024	U.S.$	603	568,938
3.30%, 05/15/2026		827	758,099
3.625%, 09/16/2025		578	539,788
UBS AG/London 1.375%, 01/13/2025(a)		200	185,558
UBS Group AG 0.25%, 02/24/2028(a)	EUR	547	487,407
3.126%, 08/13/2030(a)	U.S.$	295	248,348

	Principal Amount (000)		U.S. $ Value

4.125%, 09/24/2025(a)	U.S.$	800	$764,035
4.125%, 04/15/2026(a)		425	404,489
4.194%, 04/01/2031(a)		15,457	13,698,562
5.125%, 07/29/2026(a) (c)		200	174,095
6.373%, 07/15/2026(a)		580	576,388
6.669% (SOFR + 1.58%), 05/12/2026(a) (d)		17,565	17,661,027
Series E 3.25%, 04/02/2026(a)	EUR	425	446,843
UniCredit SpA 1.982%, 06/03/2027(a)	U.S.$	619	545,186
2.569%, 09/22/2026(a)		19,606	17,749,634
3.127%, 06/03/2032(a)		3,755	2,964,614
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	175,452
Series G 1.75%, 03/16/2031(a)		250	222,115
US Bancorp 4.653%, 02/01/2029		124	118,520
4.839%, 02/01/2034		55	51,502
5.775%, 06/12/2029		123	122,951
5.836%, 06/12/2034		123	123,773
Virgin Money UK PLC Series G 3.125%, 06/22/2025(a)	GBP	4,310	5,192,472
5.125%, 12/11/2030(a)		135	153,951
Visa, Inc. 1.50%, 06/15/2026	EUR	375	384,053
Wells Fargo & Co. 2.393%, 06/02/2028	U.S.$	200	178,359
Series E 4.875%, 11/29/2035(a)	GBP	100	107,658
Western Union Co. (The) 2.75%, 03/15/2031	U.S.$	221	174,965
Westpac Banking Corp. Series G 4.322%, 11/23/2031		185	171,410
Woori Bank 5.125%, 08/06/2028(a)		210	203,530
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	498,330

			484,334,789

Brokerage – 0.6%
Abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	866	754,503
Blue Owl Finance LLC 4.375%, 02/15/2032(a)		133	107,424
Charles Schwab Corp. (The) 0.90%, 03/11/2026		697	615,805
2.45%, 03/03/2027		632	567,595
5.609% (SOFR + 0.52%), 05/13/2026(d)		5,465	5,288,148

	Principal Amount (000)		U.S. $ Value

Series I 4.00%, 06/01/2026(c)	U.S.$	11,930	$9,679,776
Charles Schwab Corp. (The) 5.643%, 05/19/2029		123	123,523
5.853%, 05/19/2034		123	124,838
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		200	172,590
Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	198,520
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	313,841
Nomura Holdings, Inc. 1.851%, 07/16/2025		5,405	4,944,057
2.648%, 01/16/2025		599	566,078
5.099%, 07/03/2025		335	328,912
5.709%, 01/09/2026		8,022	7,945,405

			31,731,015

Finance – 0.9%
Aareal Bank AG Series E 0.75%, 04/18/2028(a)	EUR	500	416,824
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75%, 06/06/2028	U.S.$	150	148,716
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	7,961,623
4.25%, 06/15/2026		4,586	4,320,953
5.25%, 08/11/2025(a)		5,668	5,476,068
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,832	1,630,786
1.95%, 09/20/2026(a)		1,590	1,379,167
3.50%, 11/01/2027(a)		1,342	1,188,044
4.125%, 08/01/2025(a)		23	21,534
4.375%, 01/30/2024(a)		1,889	1,858,079
4.875%, 10/01/2025(a)		926	883,773
5.50%, 12/15/2024(a)		5,268	5,153,908
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026		139	119,053
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	589,887
Brookfield Capital Finance LLC 6.087%, 06/14/2033		123	124,894
Brookfield Finance, Inc. 3.90%, 01/25/2028		583	540,380
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	358,280
CDBL Funding 1 Series E 3.50%, 10/24/2027(a)		430	400,726
EQT AB 0.875%, 05/14/2031(a)	EUR	586	454,895

	Principal Amount (000)		U.S. $ Value

FS KKR Capital Corp. 3.40%, 01/15/2026	U.S.$	637	$578,969
Huarong Finance 2017 Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	440,568
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		260	243,056
3.375%, 02/24/2030(a)		570	430,578
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	188,991
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	217,943
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	754,228
Owl Rock Capital Corp. 2.875%, 06/11/2028		747	608,710
3.40%, 07/15/2026		591	523,886
OWL Rock Core Income Corp. 7.75%, 09/16/2027(a)		571	565,288
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	238,731
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)		360	303,736
Prospect Capital Corp. 3.364%, 11/15/2026		666	560,955
REC Ltd. 5.625%, 04/11/2028(a)		1,448	1,431,522
Synchrony Financial 2.875%, 10/28/2031		9,262	6,709,789
3.95%, 12/01/2027		1,468	1,278,724
5.15%, 03/19/2029		39	35,322
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	434,404

			48,572,990

Insurance – 0.8%
Ageas SA/NV 1.875%, 11/24/2051(a)		200	158,208
3.25%, 07/02/2049(a)		100	93,017
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	239,443
Allianz SE 2.241%, 07/07/2045(a)	EUR	200	205,490
3.099%, 07/06/2047(a)		200	203,007
3.375%, 09/18/2024(a) (c)		200	212,393
Series E 2.121%, 07/08/2050(a)		1,900	1,701,325
4.252%, 07/05/2052(a)		6,900	6,987,983
4.75%, 10/24/2023(a) (c)		200	217,464

	Principal Amount (000)		U.S. $ Value

Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)	U.S.$	597	$562,194
5.75%, 08/15/2050(a)		365	351,525
Argentum Netherlands BV for Zurich Insurance Co., Ltd. Series E 3.50%, 10/01/2046(a)	EUR	155	158,774
Athene Global Funding 1.716%, 01/07/2025(a)	U.S.$	640	591,787
2.717%, 01/07/2029(a)		13	10,563
Series E 0.366%, 09/10/2026(a)	EUR	107	100,664
0.832%, 01/08/2027(a)		530	495,300
Athene Holding Ltd. 3.45%, 05/15/2052	U.S.$	139	85,516
3.50%, 01/15/2031		454	373,950
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	128,127
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	100	82,227
3.25%, 05/28/2049(a)		299	292,048
4.25%, 03/10/2043(a)		138	138,137
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	284,916
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	859	846,201
CNP Assurances 1.25%, 01/27/2029(a)	EUR	500	451,074
Series E 2.50%, 06/30/2051(a)		6,200	5,406,079
Coface SA 6.00%, 09/22/2032(a)		200	220,990
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	9,323,094
Elevance Health, Inc. 2.375%, 01/15/2025	U.S.$	46	43,742
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)		613	619,404
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	125,834
Hannover Rueck SE 1.375%, 06/30/2042(a)	EUR	300	240,232
Humana, Inc. 5.50%, 03/15/2053	U.S.$	120	119,472
5.75%, 03/01/2028		77	78,484
Jackson National Life Global Funding 1.75%, 01/12/2025(a)		315	292,489
5.50%, 01/09/2026(a)		150	146,652
Marsh & McLennan Cos., Inc. 5.45%, 03/15/2053		602	614,592

	Principal Amount (000)		U.S. $ Value

MassMutual Global Funding II 5.05%, 06/14/2028(a)	U.S.$	200	$198,490
Met Tower Global Funding 5.40%, 06/20/2026(a)		150	149,279
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	115,485
Metropolitan Life Global Funding I 6.002% (SOFR + 0.91%), 03/21/2025(a) (d)		285	284,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)	EUR	300	235,975
1.25%, 05/26/2041(a)		100	83,188
3.25%, 05/26/2049(a)		3,700	3,665,509
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	4,295	5,541,001
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	66,757
NN Group NV Series E 5.25%, 03/01/2043(a)	EUR	188	195,253
Principal Life Global Funding II 5.50%, 06/28/2028(a)	U.S.$	618	614,037
Progressive Corp.(The) 4.95%, 06/15/2033		122	121,101
Protective Life Global Funding 5.209%, 04/14/2026(a)		150	147,495
Prudential Financial, Inc. 5.20%, 03/15/2044		385	378,911
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)		325	309,958
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	108,251
Swiss Re Finance Luxembourg SA 4.25%, 09/04/2024(a) (c)		200	183,339
Swiss Re Finance UK PLC Series E 2.714%, 06/04/2052(a)	EUR	200	173,751
Talanx AG 1.75%, 12/01/2042(a)		100	81,404
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	644	525,364
4.75%, 05/15/2052		96	91,146
4.95%, 05/15/2062		616	593,285
5.20%, 04/15/2063		123	122,696
5.875%, 02/15/2053		111	123,135
6.05%, 02/15/2063		231	261,126

			46,572,518

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)		510	415,940

	Principal Amount (000)		U.S. $ Value

Computershare US, Inc. Series E 1.125%, 10/07/2031(a)	EUR	305	$247,178
Nasdaq, Inc. 4.50%, 02/15/2032		250	276,305

			939,423

REITs – 1.3%
Acef Holding SCA 1.25%, 04/26/2030(a)		436	363,748
American Tower Corp. 0.40%, 02/15/2027		270	255,404
0.50%, 01/15/2028		196	179,743
0.875%, 05/21/2029		16,895	15,018,514
4.00%, 06/01/2025	U.S.$	282	272,453
4.125%, 05/16/2027	EUR	242	261,227
5.25%, 07/15/2028	U.S.$	62	61,416
Annington Funding PLC Series E 3.184%, 07/12/2029(a)	GBP	3,571	3,612,882
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	78,293
1.45%, 07/09/2028(a)		1,700	1,256,757
Balder Finland Oyj 2.00%, 01/18/2031(a)		155	101,078
Blackstone Property Partners Europe Holdings SARL Series E 2.00%, 10/20/2025(a)	GBP	100	107,969
Boston Properties LP 6.75%, 12/01/2027	U.S.$	162	163,773
Brandywine Operating Partnership LP 7.55%, 03/15/2028		601	548,496
CPI Property Group SA Series E 1.75%, 01/14/2030(a)	EUR	353	232,483
Digital Dutch Finco BV 1.25%, 02/01/2031(a)		307	249,557
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		15,955	16,226,717
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		452	342,838
Digital Realty Trust LP 3.60%, 07/01/2029	U.S.$	599	533,113
Equinix, Inc. 1.00%, 03/15/2033	EUR	100	81,232
2.625%, 11/18/2024	U.S.$	571	546,037
3.20%, 11/18/2029		597	525,236
Essential Properties LP 2.95%, 07/15/2031		10,801	8,099,297
Fastighets AB Balder Series E 1.25%, 01/28/2028(a)	EUR	265	201,877

	Principal Amount (000)		U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	5,638	$4,557,432
Grand City Properties SA Series E 0.125%, 01/11/2028(a)	EUR	100	81,386
Heimstaden Bostad Treasury BV Series E 0.75%, 09/06/2029(a)		275	181,997
Host Hotels & Resorts LP Series J 2.90%, 12/15/2031	U.S.$	105	82,930
Icade Sante SACA 0.875%, 11/04/2029(a)	EUR	300	256,724
Kojamo Oyj Series E 0.875%, 05/28/2029(a)		299	230,645
MAF Sukuk Ltd. Series E 3.933%, 02/28/2030(a)	U.S.$	340	317,291
NE Property BV Series E 1.75%, 11/23/2024(a)	EUR	509	525,850
Nerval SAS 2.875%, 04/14/2032(a)		300	269,895
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	U.S.$	8,923	6,645,129
3.375%, 02/01/2031		185	146,852
3.625%, 10/01/2029		1,382	1,134,815
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	145	132,523
Series E 1.00%, 02/08/2029		220	199,661
Prologis LP 4.875%, 06/15/2028	U.S.$	123	122,025
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	234,054
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	26,564
Sabra Health Care LP 5.125%, 08/15/2026		320	302,106
Segro Capital SARL Series E 1.875%, 03/23/2030(a)	EUR	273	249,634
Simon Property Group LP 5.85%, 03/08/2053	U.S.$	130	129,210
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	179,879
Trust Fibra Uno 4.869%, 01/15/2030(a)	U.S.$	535	469,463
6.39%, 01/15/2050(a)		205	161,030
Vornado Realty LP 3.40%, 06/01/2031		233	168,010
WEA Finance LLC 2.875%, 01/15/2027(a)		676	581,690
3.50%, 06/15/2029(a)		165	133,942

	Principal Amount (000)		U.S. $ Value

Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	2,605	$2,494,104
WPC Eurobond BV 1.35%, 04/15/2028	EUR	435	403,205

			69,738,186

			681,888,921

Industrial – 12.2%
Basic – 0.6%
Air Products and Chemicals, Inc. 4.00%, 03/03/2035		205	226,611
Series E 0.50%, 05/05/2028		175	163,619
Amcor Finance USA, Inc. 5.625%, 05/26/2033	U.S.$	613	606,027
Amcor Flexibles North America, Inc. 2.69%, 05/25/2031		651	533,493
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	99,381
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	260	213,921
2.875%, 03/17/2031(a)		316	260,795
5.625%, 04/01/2030(a)		524	520,699
Series E 1.625%, 09/18/2025(a)	EUR	506	522,563
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)		125	115,704
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	250	229,612
4.50%, 01/31/2030(a)		805	688,235
7.25%, 02/13/2033(a)		11,300	11,136,618
Celanese US Holdings LLC 5.90%, 07/05/2024		130	129,722
6.05%, 03/15/2025		90	89,652
Celulosa Arauco y Constitucion SA 3.875%, 11/02/2027		200	183,442
5.50%, 04/30/2049(a)		260	216,479
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	125,775
9.40%, 05/15/2039		279	375,447
EIDP, Inc. 4.80%, 05/15/2033		7,502	7,343,642
FMC Corp. 6.375%, 05/18/2053		124	125,914
Freeport Indonesia PT 4.763%, 04/14/2027(a)		320	308,090
5.315%, 04/14/2032(a)		634	597,532
Fresnillo PLC 4.25%, 10/02/2050(a)		240	178,589
GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)		310	256,314
4.40%, 03/30/2032(a)		200	181,308

	Principal Amount (000)		U.S. $ Value

Glencore Capital Finance DAC Series E 1.125%, 03/10/2028(a)	EUR	2,094	$1,972,100
Glencore Finance Europe Ltd. Series E 3.75%, 04/01/2026(a)		160	172,232
Glencore Funding LLC 5.40%, 05/08/2028(a)	U.S.$	230	227,982
5.70%, 05/08/2033(a)		660	654,735
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	202,016
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	183,004
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	171,895
LG Chem Ltd. 2.375%, 07/07/2031(a)		510	415,548
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	209,191
MEGlobal BV 2.625%, 04/28/2028(a)	U.S.$	760	661,656
Mondi Finance Europe GmbH Series E 2.375%, 04/01/2028(a)	EUR	192	194,384
Nucor Corp. 4.30%, 05/23/2027	U.S.$	128	124,456
Nutrien Ltd. 4.90%, 03/27/2028		123	120,912
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		280	221,220
POSCO 5.75%, 01/17/2028(a)		200	202,896
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		120	120,550
SABIC Capital I BV 2.15%, 09/14/2030(a)		260	217,095
Southern Copper Corp. 3.875%, 04/23/2025		180	174,478
5.875%, 04/23/2045		170	174,499
7.50%, 07/27/2035		200	231,344
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		300	239,085
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		240	215,141
4.625%, 06/16/2030(a)		380	323,407
Vale Overseas Ltd. 3.75%, 07/08/2030		590	517,805

			33,376,815

Capital Goods – 0.2%
Caterpillar Financial Services Corp. Series DMTN 4.35%, 05/15/2026		619	609,326

	Principal Amount (000)		U.S. $ Value

CNH Industrial Capital LLC 1.45%, 07/15/2026	U.S.$	205	$181,479
4.55%, 04/10/2028		619	599,379
CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	261	249,413
1.75%, 09/12/2025(a)		210	218,327
Eaton Corp. 4.35%, 05/18/2028	U.S.$	6,159	6,047,720
4.70%, 08/23/2052		180	172,649
HeidelbergCement Finance Luxembourg SA Series E 1.75%, 04/24/2028(a)	EUR	180	179,713
John Deere Capital Corp. 4.70%, 06/10/2030	U.S.$	267	265,284
4.75%, 01/20/2028		430	429,351
Lockheed Martin Corp. 4.45%, 05/15/2028		122	120,384
4.75%, 02/15/2034		122	121,667
5.20%, 02/15/2055		314	324,146
5.70%, 11/15/2054		295	327,707
5.90%, 11/15/2063		521	592,930
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	167,242
Northrop Grumman Corp. 4.95%, 03/15/2053	U.S.$	620	604,708
nVent Finance SARL 5.65%, 05/15/2033		123	120,870
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		605	606,153
6.30%, 02/15/2030(a)		63	62,831
6.40%, 04/15/2033(a)		74	73,862
Safran SA 0.125%, 03/16/2026(a)	EUR	500	492,823
Schneider Electric SE Series E 0.25%, 09/09/2024(a)		100	104,632
1.50%, 09/08/2023(a)		200	217,366
St. Marys Cement, Inc./Canada 5.75%, 01/28/2027(a)	U.S.$	440	440,590
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		42	42,461
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	335,552

			13,708,565

Communications - Media – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		330	248,327
5.375%, 05/01/2047		3,160	2,611,401
5.75%, 04/01/2048		245	209,579
6.484%, 10/23/2045		115	108,281

	Principal Amount (000)		U.S. $ Value

Comcast Corp. 3.90%, 03/01/2038	U.S.$	230	$199,814
4.049%, 11/01/2052		300	249,539
4.65%, 07/15/2042		210	193,701
Cox Communications, Inc. 4.50%, 06/30/2043(a)		155	127,430
5.45%, 09/15/2028(a)		6,716	6,711,236
5.70%, 06/15/2033(a)		3,750	3,786,473
Discovery Communications LLC 5.20%, 09/20/2047		9,179	7,564,845
Fox Corp. 3.50%, 04/08/2030		190	170,964
4.709%, 01/25/2029		10,106	9,827,834
5.476%, 01/25/2039		240	224,274
5.576%, 01/25/2049		4,680	4,376,345
Grupo Televisa SAB 6.625%, 01/15/2040		350	361,700
Informa PLC Series E 2.125%, 10/06/2025(a)	EUR	496	516,282
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	76,622
4.75%, 03/30/2030		175	169,723
5.375%, 06/15/2033		8,864	8,775,499
ITV PLC 1.375%, 09/26/2026(a)	EUR	517	512,952
JCDecaux SE 1.625%, 02/07/2030(a)		100	89,376
2.625%, 04/24/2028(a)		200	201,052
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	139,333
4.65%, 08/15/2062		92	80,775
5.60%, 05/15/2053		124	127,329
Omnicom Group, Inc. 2.45%, 04/30/2030		2,615	2,194,032
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024		197	191,472
Paramount Global 4.20%, 05/19/2032		2,103	1,762,927
4.95%, 01/15/2031		9,590	8,662,571
Prosus NV 1.207%, 01/19/2026(a)	EUR	166	164,941
1.539%, 08/03/2028(a)		230	206,560
3.257%, 01/19/2027(a)	U.S.$	250	225,862
3.68%, 01/21/2030(a)		970	811,890
3.832%, 02/08/2051(a)		200	122,098
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		510	424,478
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	100,294
Walt Disney Co. (The) 3.80%, 05/13/2060	U.S.$	215	172,766
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		4,535	4,231,492
5.05%, 03/15/2042		190	159,396
Weibo Corp. 3.50%, 07/05/2024		290	281,631

			67,373,096

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.3%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	$294,845
AT&T, Inc. 3.55%, 09/15/2055		320	224,026
Series B 2.875%, 03/02/2025(c)	EUR	200	201,326
Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	2,381	1,558,199
4.55%, 02/09/2030		1,318	967,407
5.15%, 02/09/2053		3,297	2,444,152
5.85%, 11/10/2032		7,893	6,267,288
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	15,117,927
Corning, Inc. 3.875%, 05/15/2026		12,766	13,770,403
5.45%, 11/15/2079	U.S.$	80	72,674
Eutelsat SA 1.50%, 10/13/2028(a)	EUR	300	240,965
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)	U.S.$	490	452,407
Koninklijke KPN NV Series G 0.625%, 04/09/2025(a)	EUR	500	514,847
NTT Finance Corp. Series E 0.082%, 12/13/2025(a)		521	517,898
0.399%, 12/13/2028(a)		109	100,345
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	519,833
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	636,037
Orange SA Series E 2.375%, 01/15/2025(a) (c)	EUR	200	206,928
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	870	712,312
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	249,989
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	185,457
3.875%, 04/15/2030		10,015	9,231,915
5.05%, 07/15/2033		6,119	6,008,253
TELUS Corp. 5.25%, 11/15/2032	CAD	10,367	7,838,729

	Principal Amount (000)		U.S. $ Value

Verizon Communications, Inc. 1.875%, 09/19/2030	GBP	355	$344,271
4.25%, 10/31/2030	EUR	250	276,551
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	2,251,828
5.125%, 06/19/2059	U.S.$	250	220,587
Series E 3.00%, 08/12/2056(a)	GBP	100	70,744

			71,498,143

Consumer Cyclical - Automotive – 0.9%
American Honda Finance Corp. 4.60%, 04/17/2030	U.S.$	620	606,254
Series A 4.60%, 04/17/2025		620	612,384
Aptiv PLC 1.50%, 03/10/2025	EUR	210	218,455
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	59,813
Daimler Truck Finance North America LLC 5.125%, 01/19/2028(a)		150	148,717
General Motors Co. 5.00%, 10/01/2028		265	257,639
5.40%, 10/15/2029		122	118,939
5.40%, 04/01/2048		676	583,122
5.60%, 10/15/2032		122	118,275
General Motors Financial Co., Inc. 5.40%, 04/06/2026		123	121,604
5.80%, 06/23/2028		236	235,168
5.85%, 04/06/2030		323	320,193
6.00%, 01/09/2028		119	120,112
6.40%, 01/09/2033		119	120,954
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		14,185	12,721,397
3.35%, 06/08/2025(a)		335	316,355
5.125%, 04/05/2026(a)	EUR	228	250,970
6.50%, 03/10/2028(a)	U.S.$	613	613,286
Hella GmbH & Co. KGaA 1.00%, 05/17/2024	EUR	505	535,261
Honda Motor Co., Ltd. 2.534%, 03/10/2027	U.S.$	270	248,680
Hyundai Capital America 1.30%, 01/08/2026(a)		365	326,513
1.50%, 06/15/2026(a)		660	583,792
2.10%, 09/15/2028(a)		713	597,366
2.375%, 10/15/2027(a)		590	516,400
5.68%, 06/26/2028(a)		6,331	6,279,966
5.80%, 06/26/2025(a)		100	99,814
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	221,170
Kia Corp. 2.75%, 02/14/2027(a)		290	264,003
3.50%, 10/25/2027(a)		230	212,371

	Principal Amount (000)		U.S. $ Value

Lear Corp. 3.50%, 05/30/2030	U.S.$	802	$705,673
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		220	217,827
5.50%, 11/27/2024(a)		256	255,531
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,647,125
2.00%, 03/09/2026(a)		4,070	3,560,650
2.45%, 09/15/2028(a)		5,328	4,243,231
2.75%, 03/09/2028(a)		255	209,654
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	528,174
Stellantis NV Series E 4.25%, 06/16/2031(a)		300	322,392
Toyota Motor Credit Corp. 4.45%, 05/18/2026	U.S.$	124	122,151
4.55%, 05/17/2030		124	120,953
5.45%, 11/10/2027		165	168,463
Volkswagen Financial Services NV Series E 0.875%, 02/20/2025(a)	GBP	100	115,593
Volkswagen International Finance NV 3.50%, 06/17/2025(a) (c)	EUR	7,500	7,682,442
3.875%, 06/14/2027(a) (c)		300	292,169
3.875%, 06/17/2029(a) (c)		100	91,468
4.125%, 11/16/2038(a)		100	104,183
Series 10Y 1.875%, 03/30/2027(a)		100	100,042
Series E 0.875%, 09/22/2028(a)		400	367,845

			49,284,539

Consumer Cyclical - Entertainment – 0.3%
CPUK Finance Ltd. Series E 3.588%, 08/28/2025(a)	GBP	275	322,022
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	16,941	15,739,264
3.90%, 11/19/2029		300	271,703

			16,332,989

Consumer Cyclical - Other – 0.3%
Genm Capital Labuan Ltd. 3.882%, 04/19/2031(a)		868	700,337
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		340	316,118
Hyatt Hotels Corp. 5.75%, 01/30/2027		123	122,709
Imerys SA Series E 1.50%, 01/15/2027(a)	EUR	500	495,551

	Principal Amount (000)		U.S. $ Value

InterContinental Hotels Group PLC Series E 1.625%, 10/08/2024(a)	EUR	403	$424,769
Marriott International, Inc./MD 4.90%, 04/15/2029	U.S.$	298	289,983
Series HH 2.85%, 04/15/2031		3,486	2,931,325
MDC Holdings, Inc. 2.50%, 01/15/2031		315	248,009
6.00%, 01/15/2043		8,502	7,658,465
Nissan Motor Co., Ltd. 2.652%, 03/17/2026(a)	EUR	125	127,572
NVR, Inc. 3.00%, 05/15/2030	U.S.$	661	572,798
Owens Corning 7.00%, 12/01/2036(e)		50	54,717
Toll Brothers Finance Corp. 4.35%, 02/15/2028		185	173,680

			14,116,033

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 3.30%, 07/01/2025		540	520,801
4.45%, 09/01/2048		143	128,511
5.15%, 09/09/2052		120	119,580

			768,892

Consumer Cyclical - Retailers – 0.3%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	516,340
AutoNation, Inc. 3.80%, 11/15/2027	U.S.$	3,867	3,542,093
3.85%, 03/01/2032		572	486,017
4.75%, 06/01/2030		1,223	1,144,781
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	215,264
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	670,665
Falabella SA 3.75%, 10/30/2027(a)		1,779	1,594,091
Home Depot, Inc. (The) 3.50%, 09/15/2056		194	149,436
4.50%, 12/06/2048		370	343,094
4.95%, 09/15/2052		461	457,580
Lowe’s Cos., Inc. 4.05%, 05/03/2047		360	289,409
4.80%, 04/01/2026		610	603,994
5.625%, 04/15/2053		120	119,818
5.75%, 07/01/2053		122	123,982
5.80%, 09/15/2062		569	564,477
PVH Corp. 3.125%, 12/15/2027(a)	EUR	100	104,053
3.625%, 07/15/2024(a)		481	521,666
4.625%, 07/10/2025	U.S.$	185	178,746

	Principal Amount (000)		U.S. $ Value

Tractor Supply Co. 5.25%, 05/15/2033	U.S.$	124	$122,922
VF Corp. 0.25%, 02/25/2028	EUR	100	90,773
2.95%, 04/23/2030	U.S.$	4,203	3,458,771
Series E 4.25%, 03/07/2029	EUR	3,110	3,341,361
Walmart, Inc. 4.00%, 04/15/2026	U.S.$	270	265,276

			18,904,609

Consumer Non-Cyclical – 1.5%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	8,063	7,575,191
3.70%, 02/04/2051	U.S.$	467	313,284
3.875%, 09/16/2046		160	112,341
4.00%, 02/04/2061		621	428,095
4.80%, 02/14/2029		135	131,280
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	176,784
AmerisourceBergen Corp. 2.80%, 05/15/2030	U.S.$	245	212,597
Amgen, Inc. 4.20%, 02/22/2052		220	182,286
4.40%, 05/01/2045		225	194,886
4.40%, 02/22/2062		195	160,569
4.663%, 06/15/2051		360	322,506
4.875%, 03/01/2053		720	662,015
Anheuser-Busch InBev SA/NV Series E 2.75%, 03/17/2036(a)	EUR	100	98,262
9.75%, 07/30/2024(a)	GBP	335	440,432
Archer-Daniels-Midland Co. 4.535%, 03/26/2042	U.S.$	91	84,221
5.935%, 10/01/2032		190	205,004
Asahi Group Holdings Ltd. 0.336%, 04/19/2027(a)	EUR	535	511,241
0.541%, 10/23/2028(a)		109	100,089
Ascension Health Series B 2.532%, 11/15/2029	U.S.$	656	563,949
Astrazeneca Finance LLC 1.20%, 05/28/2026		51	46,017
AstraZeneca PLC 3.125%, 06/12/2027		80	75,219
Avery Dennison Corp. 5.75%, 03/15/2033		602	614,214
BAT Capital Corp. 4.54%, 08/15/2047		70	51,652
7.75%, 10/19/2032		115	126,493
BAT International Finance PLC 1.668%, 03/25/2026		581	522,226
4.448%, 03/16/2028		235	221,589
Series E 2.25%, 09/09/2052(a)	GBP	110	54,858
Bayer US Finance II LLC 4.25%, 12/15/2025 (a)	U.S.$	560	539,219

	Principal Amount (000)		U.S. $ Value

Becton Dickinson Euro Finance SARL 0.334%, 08/13/2028	EUR	370	$339,094
Biogen, Inc. 4.05%, 09/15/2025	U.S.$	620	600,321
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	295,767
Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	570	458,098
Cardinal Health, Inc. 4.90%, 09/15/2045		250	217,774
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	14,440	15,726,542
4.375%, 04/22/2052(a)	U.S.$	311	279,703
4.50%, 06/24/2026(a)		123	121,217
4.75%, 04/24/2033(a)		123	121,186
4.875%, 10/10/2025(a)		255	252,497
Cencosud SA 4.375%, 07/17/2027(a)		230	218,468
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	169,934
Cigna Group (The) 3.40%, 03/15/2050		375	274,005
4.50%, 02/25/2026		369	361,472
4.80%, 08/15/2038		574	541,807
4.80%, 07/15/2046		193	177,103
4.90%, 12/15/2048		133	123,702
5.40%, 03/15/2033		120	121,989
Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	163,030
0.375%, 03/15/2033		119	96,668
1.10%, 09/02/2036		309	251,661
1.25%, 03/08/2031		109	101,251
CommonSpirit Health 3.347%, 10/01/2029	U.S.$	178	156,674
CVS Health Corp. 4.25%, 04/01/2050		205	169,563
4.78%, 03/25/2038		295	271,939
5.00%, 02/20/2026		387	385,399
5.00%, 01/30/2029		5,298	5,247,535
5.25%, 01/30/2031		122	121,535
5.30%, 06/01/2033		122	121,787
5.625%, 02/21/2053		122	121,210
5.875%, 06/01/2053		122	125,332
DH Europe Finance II SARL 1.35%, 09/18/2039	EUR	246	187,091
2.60%, 11/15/2029	U.S.$	345	303,082
Diageo Capital BV Series E 1.50%, 06/08/2029(a)	EUR	126	122,659
Diageo Finance PLC Series E 0.125%, 10/12/2023(a)		136	146,923
1.875%, 03/27/2027(a)		235	241,070
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	611,994

	Principal Amount (000)		U.S. $ Value

Estee Lauder Cos., Inc.(The) 4.375%, 05/15/2028	U.S.$	615	$606,009
4.65%, 05/15/2033		123	120,992
Fresenius Medical Care US Finance III, Inc. 3.75%, 06/15/2029(a)		190	166,934
Fresenius SE & Co. KGaA Series E 2.875%, 05/24/2030(a)	EUR	262	257,321
5.00%, 11/28/2029(a)		200	220,552
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	U.S.$	375	373,203
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	519,031
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	145	98,210
4.80%, 04/01/2044		280	267,486
HCA, Inc. 3.375%, 03/15/2029(a)		7,106	6,309,414
5.25%, 04/15/2025		527	520,227
5.50%, 06/01/2033		179	178,657
5.50%, 06/15/2047		366	343,689
5.625%, 09/01/2028		4,447	4,456,565
5.90%, 06/01/2053		124	122,939
Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)		490	412,188
Ingredion, Inc. 2.90%, 06/01/2030		361	311,811
J M Smucker Co. (The) 3.50%, 03/15/2025		468	452,281
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027(a)		689	605,224
3.00%, 05/15/2032(a)		695	533,960
Johnson & Johnson 5.85%, 07/15/2038		187	208,840
Kellogg Co. 1.25%, 03/10/2025	EUR	500	521,955
Kenvue, Inc. 5.20%, 03/22/2063(a)	U.S.$	130	133,062
Mars, Inc. 4.55%, 04/20/2028(a)		123	121,125
4.65%, 04/20/2031(a)		494	487,587
4.75%, 04/20/2033(a)		617	611,589
McKesson Corp. 1.50%, 11/17/2025	EUR	226	232,774
3.125%, 02/17/2029	GBP	205	221,341
4.90%, 07/15/2028	U.S.$	7,824	7,787,241
Merck & Co., Inc. 2.90%, 12/10/2061		562	373,406
3.90%, 03/07/2039		543	488,033
4.00%, 03/07/2049		170	150,293
4.50%, 05/17/2033		260	258,041
5.00%, 05/17/2053		124	125,551
5.15%, 05/17/2063		124	126,568
Molson Coors Beverage Co. 1.25%, 07/15/2024	EUR	500	528,098

	Principal Amount (000)		U.S. $ Value

Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	U.S.$	270	$253,698
Nestle Holdings, Inc. 4.70%, 01/15/2053(a)		150	148,925
4.95%, 03/14/2030(a)		661	667,819
5.00%, 03/14/2028(a)		396	401,015
Panasonic Holdings Corp. 2.679%, 07/19/2024(a)		599	577,641
PepsiCo, Inc. 3.20%, 07/22/2029	GBP	100	111,535
4.65%, 02/15/2053	U.S.$	122	122,533
Pfizer Investment Enterprises Pte Ltd. 4.45%, 05/19/2026		123	121,421
4.45%, 05/19/2028		123	120,832
4.65%, 05/19/2025		123	121,814
4.65%, 05/19/2030		123	121,617
4.75%, 05/19/2033		123	122,619
5.11%, 05/19/2043		615	614,571
5.30%, 05/19/2053		420	435,580
Pfizer, Inc. 7.20%, 03/15/2039		95	118,249
Philip Morris International, Inc. 4.875%, 02/13/2026		866	859,801
4.875%, 02/15/2028		122	120,316
5.125%, 02/15/2030		122	120,664
5.375%, 02/15/2033		122	121,782
5.625%, 11/17/2029		32	32,605
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		105	83,615
5.875%, 09/30/2027(a)		95	93,807
Reynolds American, Inc. 5.85%, 08/15/2045		352	313,539
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	338,800
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	232,775
Sudzucker International Finance BV 5.125%, 10/31/2027(a)	EUR	200	223,935
Sutter Health 5.164%, 08/15/2033	U.S.$	3,533	3,526,597
Sysco Corp. 3.15%, 12/14/2051		210	145,383
6.60%, 04/01/2050		117	133,393
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		250	174,790
Thermo Fisher Scientific, Inc. 3.20%, 01/21/2026	EUR	169	181,093
Viterra Finance BV 4.90%, 04/21/2027(a)	U.S.$	625	601,768
Wyeth LLC 5.95%, 04/01/2037		188	205,381
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025		585	564,221
Zoetis, Inc. 5.40%, 11/14/2025		128	128,371

			85,588,303

	Principal Amount (000)		U.S. $ Value

Energy – 1.9%
Aker BP ASA 6.00%, 06/13/2033(a)	U.S.$	150	$149,674
APA Infrastructure Ltd. Series E 2.00%, 03/22/2027(a)	EUR	502	503,784
Apache Corp. 5.10%, 09/01/2040	U.S.$	180	146,680
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	451,284
Boardwalk Pipelines LP 3.40%, 02/15/2031	U.S.$	150	128,934
BP Capital Markets America, Inc. 2.772%, 11/10/2050		330	219,096
4.893%, 09/11/2033		123	121,772
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	3,699	3,719,921
3.625%, 03/22/2029(a) (c)		12,390	11,766,117
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	132,252
Cheniere Energy Partners LP 5.95%, 06/30/2033(a)		133	133,538
ConocoPhillips Co 4.025%, 03/15/2062		345	281,336
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		540	455,755
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	119,314
4.375%, 01/15/2028		185	173,729
4.90%, 06/01/2044		100	77,708
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	185,716
Diamondback Energy, Inc. 4.25%, 03/15/2052		138	106,181
6.25%, 03/15/2053		119	120,806
Ecopetrol SA 4.625%, 11/02/2031		914	698,936
6.875%, 04/29/2030		1,505	1,366,013
8.625%, 01/19/2029		3,987	3,988,993
8.875%, 01/13/2033		1,480	1,458,947
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	53,314
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,633,264
Enbridge, Inc. 6.10%, 11/09/2032		3,461	2,760,580
Energy Transfer LP 4.40%, 03/15/2027	U.S.$	235	224,977
6.125%, 12/15/2045		205	195,270

	Principal Amount (000)		U.S. $ Value

Eni SpA Series NC5. 2.625%, 10/13/2025(a) (c)	EUR	170	$171,115
Series NC9 3.375%, 07/13/2029(a) (c)		12,030	11,047,662
Enterprise Products Operating LLC 4.85%, 03/15/2044	U.S.$	130	119,849
EQT Corp. 5.70%, 04/01/2028		2,688	2,665,290
Exxon Mobil Corp. 4.227%, 03/19/2040		215	198,071
Hess Corp. 4.30%, 04/01/2027		230	220,962
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		810	625,944
5.375%, 04/24/2030(a)		240	222,648
Kinder Morgan Energy Partners LP 5.00%, 03/01/2043		175	150,891
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	112,318
Series G 7.75%, 01/15/2032		70	79,039
Marathon Oil Corp. 4.40%, 07/15/2027		90	85,904
6.60%, 10/01/2037		190	189,357
Marathon Petroleum Corp. 6.50%, 03/01/2041		143	147,166
Midwest Connector Capital Co. LLC 4.625%, 04/01/2029(a)		288	263,649
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	510,226
MPLX LP 4.875%, 06/01/2025	U.S.$	95	93,404
4.95%, 03/14/2052		516	438,440
5.50%, 02/15/2049		287	261,528
5.65%, 03/01/2053		271	253,297
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	443,497
OMV AG 6.25%, 12/09/2025(a) (c)	EUR	217	242,933
ONEOK, Inc. 3.40%, 09/01/2029	U.S.$	390	340,932
5.20%, 07/15/2048		588	503,344
6.10%, 11/15/2032		25	25,431
6.35%, 01/15/2031		7,429	7,647,070
Ovintiv, Inc. 5.65%, 05/15/2025		123	122,146
5.65%, 05/15/2028		2,028	1,990,396
6.25%, 07/15/2033		2,899	2,861,577
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	195,952
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		335	324,338
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)		300	267,411
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		290	282,628

	Principal Amount (000)		U.S. $ Value

Ras Laffan Liquefied Natural Gas Co., Ltd. 3 5.838%, 09/30/2027(a)	U.S.$	363	$365,921
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	214,155
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	903,650
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	912,263
2.875%, 04/16/2024(a)		483	470,022
3.25%, 11/24/2050(a)		410	283,412
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	479,132
Suncor Energy, Inc. 6.50%, 06/15/2038	U.S.$	426	443,049
6.80%, 05/15/2038		40	42,556
6.85%, 06/01/2039		374	401,871
7.15%, 02/01/2032		75	81,015
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		477	383,304
Targa Resources Corp. 6.25%, 07/01/2052		592	581,560
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	214,000
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	431,738
TotalEnergies Capital Canada Ltd. Series E 2.125%, 09/18/2029(a)	EUR	500	495,933
TotalEnergies Capital International SA 3.386%, 06/29/2060	U.S.$	76	55,371
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	11,295,802
Series NC7 1.625%, 10/25/2027(a) (c)		5,033	4,565,516
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	171,070
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	200	192,156
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		410	397,118
Valero Energy Corp. 4.00%, 06/01/2052		46	34,678
Var Energi ASA 5.00%, 05/18/2027(a)		269	256,531
7.50%, 01/15/2028(a)		7,091	7,307,915
8.00%, 11/15/2032(a)		5,514	5,855,078
Vier Gas Transport GmbH Series DIP 1.50%, 09/25/2028(a)	EUR	500	482,002
Williams Cos., Inc. (The) 5.30%, 08/15/2052	U.S.$	123	113,650

	Principal Amount (000)		U.S. $ Value

Wintershall Dea Finance BV 0.452%, 09/25/2023(a)	EUR	500	$540,569
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	U.S.$	628	590,969
4.50%, 03/04/2029(a)		531	500,974

			104,541,286

Other Industrial – 0.3%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		507	369,830
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	218,995
Ferguson Finance PLC 4.25%, 04/20/2027(a)		624	598,191
4.65%, 04/20/2032(a)		624	588,478
LKQ Corp. 5.75%, 06/15/2028(a)		5,918	5,895,572
6.25%, 06/15/2033(a)		4,849	4,877,084
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	276,456
Mitsubishi Corp. 5.00%, 07/05/2028(a)		618	617,391
Swire Pacific Mtn Financing HK Ltd. Series E 2.875%, 01/30/2030(a)		340	298,986
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	526,500
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	517,217

			14,784,700

Services – 1.0%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	630	512,448
Amazon.com, Inc. 4.10%, 04/13/2062		126	108,771
4.25%, 08/22/2057		360	324,697
4.55%, 12/01/2027		435	432,178
Automatic Data Processing, Inc. 1.70%, 05/15/2028		134	117,699
Booking Holdings, Inc. 3.60%, 06/01/2026		631	608,581
4.50%, 11/15/2031	EUR	6,154	6,918,909
4.625%, 04/13/2030	U.S.$	547	533,444
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)		16,500	15,871,056
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,601	9,341,235
5.95%, 08/15/2052	U.S.$	123	117,872
ISS Global A/S Series E 0.875%, 06/18/2026(a)	EUR	106	104,840
1.50%, 08/31/2027(a)		527	518,394

	Principal Amount (000)		U.S. $ Value

Mastercard, Inc. 1.00%, 02/22/2029	EUR	295	$281,485
3.30%, 03/26/2027	U.S.$	567	541,632
3.85%, 03/26/2050		400	345,050
4.875%, 03/09/2028		602	609,074
PayPal Holdings, Inc. 2.30%, 06/01/2030		11,698	9,915,389
5.05%, 06/01/2052		606	593,393
5.25%, 06/01/2062		8,526	8,303,609
Rentokil Initial PLC Series E 0.50%, 10/14/2028(a)	EUR	557	508,596
SGS Nederland Holding BV Series E 0.125%, 04/21/2027(a)		500	473,423
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	219,557
5.75%, 04/01/2033		102	106,645

			57,407,977

Technology – 1.5%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)		290	210,389
Amphenol Corp. 4.75%, 03/30/2026		123	121,552
Apple, Inc. 2.00%, 09/17/2027	EUR	240	247,537
2.80%, 02/08/2061	U.S.$	418	282,373
2.85%, 08/05/2061		257	174,868
3.95%, 08/08/2052		124	109,232
4.10%, 08/08/2062		224	196,182
4.15%, 05/10/2030		124	122,060
4.45%, 05/06/2044		260	253,424
Avnet, Inc. 5.50%, 06/01/2032		609	579,998
6.25%, 03/15/2028		602	608,447
Axiata SPV2 Bhd Series E 2.163%, 08/19/2030(a)		610	513,602
Baidu, Inc. 2.375%, 08/23/2031		320	259,766
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		674	606,386
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		360	357,504
8.35%, 07/15/2046		155	189,780
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	457	414,719
DXC Technology Co. 1.75%, 01/15/2026		101	102,016
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,595,107
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	791	736,367
2.25%, 12/03/2029	GBP	7,430	7,384,513
4.50%, 07/15/2025	U.S.$	161	157,524

	Principal Amount (000)		U.S. $ Value

Fiserv, Inc. 1.625%, 07/01/2030	EUR	6,152	$5,713,556
2.25%, 07/01/2025	GBP	250	291,282
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)	U.S.$	200	166,438
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025(e)		613	604,665
5.90%, 10/01/2024		120	119,858
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	563	622,005
4.25%, 01/15/2029	U.S.$	620	603,568
4.50%, 01/15/2034		124	121,274
Series 4Y 3.50%, 05/17/2027	EUR	8,717	9,358,631
HP, Inc. 2.65%, 06/17/2031	U.S.$	64	51,578
4.20%, 04/15/2032		345	309,397
5.50%, 01/15/2033		348	341,818
Intel Corp. 3.25%, 11/15/2049		150	105,504
4.75%, 03/25/2050		470	424,991
4.90%, 08/05/2052		124	114,339
4.95%, 03/25/2060		472	435,223
5.20%, 02/10/2033		123	124,146
5.625%, 02/10/2043		123	124,999
International Business Machines Corp. 3.43%, 02/09/2052		135	98,054
3.50%, 05/15/2029		100	92,364
4.00%, 06/20/2042		150	126,676
4.25%, 05/15/2049		100	85,226
4.90%, 07/27/2052		284	264,883
Jabil, Inc. 5.45%, 02/01/2029		119	118,212
KLA Corp. 4.95%, 07/15/2052		354	348,465
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	8,773,108
Lam Research Corp. 4.00%, 03/15/2029		225	217,218
4.875%, 03/15/2049		563	546,035
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		250	209,252
6.536%, 07/27/2032(a)		220	221,795
Micron Technology, Inc. 5.375%, 04/15/2028		124	122,845
5.875%, 02/09/2033		135	134,539
6.75%, 11/01/2029		509	529,084
Microsoft Corp. 2.675%, 06/01/2060		254	170,125
3.041%, 03/17/2062		200	146,002
4.50%, 02/06/2057		126	126,517
NXP BV/NXP Funding LLC 5.35%, 03/01/2026		445	441,209
Oracle Corp. 1.65%, 03/25/2026		550	499,456
2.30%, 03/25/2028		591	521,380

	Principal Amount (000)		U.S. $ Value

2.50%, 04/01/2025	U.S.$	575	$545,764
3.65%, 03/25/2041		676	520,690
4.00%, 07/15/2046		160	122,993
4.10%, 03/25/2061		551	405,452
4.30%, 07/08/2034		9,860	8,955,335
5.375%, 07/15/2040		377	359,822
QUALCOMM, Inc. 6.00%, 05/20/2053		125	139,769
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	359,951
SK Hynix, Inc. 2.375%, 01/19/2031(a)		2,165	1,666,985
6.25%, 01/17/2026(a)		1,473	1,470,628
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	172,323
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		219	215,011
5.00%, 03/28/2026		124	122,787
Texas Instruments, Inc. 3.875%, 03/15/2039		165	147,973
4.10%, 08/16/2052		183	162,811
4.90%, 03/14/2033		120	122,855
5.00%, 03/14/2053		120	121,799
TSMC Arizona Corp. 3.875%, 04/22/2027		360	345,161
4.25%, 04/22/2032		380	366,615
4.50%, 04/22/2052		230	218,231
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	423,560
2.25%, 04/23/2031(a)		410	337,865
Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	135	120,064
Western Digital Corp. 2.85%, 02/01/2029	U.S.$	4,015	3,210,928
3.10%, 02/01/2032		5,181	3,835,215
4.75%, 02/15/2026		561	534,586
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	222,260
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		460	347,443

			81,223,939

Transportation - Airlines – 0.1%
Alaska Airlines Pass Through Trust Series 2020-1, Class A 4.80%, 08/15/2027(a)		617	593,421
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		877	857,424
4.75%, 10/20/2028(a)		265	257,206
easyJet FinCo BV Series E 1.875%, 03/03/2028(a)	EUR	226	215,252

	Principal Amount (000)		U.S. $ Value

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	319	$319,547
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027		603	598,611

			2,841,461

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053		124	113,655
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	227,522
4.40%, 08/05/2052	U.S.$	124	113,798
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	243,875
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030(a)		250	219,510
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		433	386,743
5.875%, 07/05/2034(a)		730	711,383
MTR Corp., Ltd. Series E 1.625%, 08/19/2030(a)		260	214,136

			2,230,622

Transportation - Services – 0.8%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	216,609
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	253,397
3.828%, 02/02/2032(a)		290	216,775
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		229	221,577
Autostrade per l’Italia SpA Series E 5.125%, 06/14/2033(a)	EUR	324	354,157
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	U.S.$	618	616,362
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,274,627
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		8,507	8,277,401
4.90%, 05/01/2033(a)		4,900	4,789,037
FedEx Corp. 0.45%, 05/04/2029	EUR	12,816	11,337,689
Gatwick Funding Ltd. Series E 2.50%, 04/15/2030(a)	GBP	4,360	4,404,960
Heathrow Funding Ltd. 2.625%, 03/16/2028(a)		295	304,187
6.45%, 12/10/2031(a)		3,638	4,687,833
Series E 1.50%, 02/11/2030(a)	EUR	536	496,907
2.75%, 10/13/2029(a)	GBP	5,974	6,192,724

	Principal Amount (000)		U.S. $ Value

HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	$226,520
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.55%, 05/01/2028(a)		123	121,315
5.75%, 05/24/2026(a)		609	603,582
5.875%, 11/15/2027(a)		116	114,940
6.20%, 06/15/2030(a)		369	371,206
Ryder System, Inc. 5.25%, 06/01/2028		614	607,154
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	459,405
Transurban Finance Co. Pty Ltd. Series E 2.00%, 08/28/2025(a)	EUR	100	104,211
United Parcel Service, Inc. 4.875%, 03/03/2033	U.S.$	175	176,996

			46,429,571

			680,411,540

Utility – 2.3%
Electric – 1.8%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	422,654
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,058,350
AEP Texas, Inc. 5.25%, 05/15/2052		121	114,991
5.40%, 06/01/2033		122	121,428
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,859	2,441,017
American Electric Power Co., Inc. 5.699%, 08/15/2025		73	72,502
AusNet Services Holdings Pty Ltd. Series E 1.50%, 02/26/2027(a)	EUR	507	502,117
Avangrid, Inc. 3.20%, 04/15/2025	U.S.$	99	94,209
Baltimore Gas and Electric Co. 5.40%, 06/01/2053		124	126,267
Black Hills Corp. 5.95%, 03/15/2028		2	2,025
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(g)		206	158,558
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		452	439,683
Commonwealth Edison Co. 5.30%, 02/01/2053		130	132,650
5.90%, 03/15/2036		150	156,965
Series 133 3.85%, 03/15/2052		229	183,190

	Principal Amount (000)		U.S. $ Value

Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	U.S.$	102	$85,643
Series 06-A 5.85%, 03/15/2036		115	117,492
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	422,735
Constellation Energy Generation LLC 5.75%, 10/01/2041		170	166,298
DTE Electric Co. 5.40%, 04/01/2053		120	124,261
DTE Energy Co. 4.875%, 06/01/2028		124	121,341
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	248,174
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049	U.S.$	300	214,682
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	108,934
Duke Energy Progress LLC 4.00%, 04/01/2052		43	34,885
5.35%, 03/15/2053		602	605,913
E.ON International Finance BV Series DIP 1.00%, 04/13/2025(a)	EUR	91	94,617
Series E 6.25%, 06/03/2030(a)	GBP	7,050	9,011,874
Edison International 5.25%, 11/15/2028	U.S.$	614	598,247
Electricite de France SA 2.875%, 12/15/2026(a) (c)	EUR	8,400	7,817,720
5.70%, 05/23/2028(a)	U.S.$	645	644,207
5.993%, 05/23/2030(a)	CAD	4,109	3,074,708
Series E 5.875%, 07/18/2031	GBP	3,890	4,692,246
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	208,837
Enel Chile SA 4.875%, 06/12/2028		270	258,255
Enel Finance International NV 4.625%, 06/15/2027(a)		537	519,500
5.00%, 06/15/2032(a)		200	188,752
6.00%, 10/07/2039(a)		115	112,311
7.50%, 10/14/2032(a)		6,524	7,220,943
7.75%, 10/14/2052(a)		200	233,457
Series E 0.375%, 05/28/2029(a)	EUR	360	320,105
Enel SpA Series E 6.375%, 04/16/2028(a) (c)		6,925	7,606,965
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	206,595
Entergy Arkansas LLC 2.65%, 06/15/2051		338	211,258
3.35%, 06/15/2052		92	65,706
Entergy Louisiana LLC 4.75%, 09/15/2052		123	112,704

	Principal Amount (000)		U.S. $ Value

Entergy Texas, Inc. 5.00%, 09/15/2052	U.S.$	610	$571,226
Evergy Metro, Inc. 4.95%, 04/15/2033		123	121,090
Eversource Energy 4.75%, 05/15/2026		124	121,653
Florida Power & Light Co. 4.05%, 06/01/2042		435	375,998
4.125%, 06/01/2048		125	107,540
4.40%, 05/15/2028		124	121,673
4.45%, 05/15/2026		124	122,945
4.625%, 05/15/2030		124	122,098
4.80%, 05/15/2033		6,337	6,296,562
5.10%, 04/01/2033		120	121,971
5.30%, 04/01/2053		707	731,935
Georgia Power Co. Series B 3.70%, 01/30/2050		290	223,222
Iberdrola International BV Series NC5 1.874%, 01/28/2026(a) (c)	EUR	300	294,624
Series NC6 1.45%, 11/09/2026(a) (c)		11,700	11,013,630
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)	U.S.$	480	354,000
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	246,216
4.25%, 08/14/2028(a)		450	417,695
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		397	357,581
Minejesa Capital BV 4.625%, 08/10/2030(a)		930	831,643
National Grid PLC 5.602%, 06/12/2028		614	615,796
5.809%, 06/12/2033		239	242,665
Series E 0.553%, 09/18/2029(a)	EUR	554	488,803
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	559,578
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/2025		437	439,548
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		13,394	10,737,822
4.278%, 12/15/2028(a)		1,751	1,634,260
5.783%, 09/16/2052(a)		335	336,271
NSTAR Electric Co. 4.55%, 06/01/2052		122	110,098
4.95%, 09/15/2052		135	131,691
NTPC Ltd. Series E 4.25%, 02/26/2026(a)		370	356,070
Oncor Electric Delivery Co. LLC 4.95%, 09/15/2052		598	577,366

	Principal Amount (000)		U.S. $ Value

Pacific Gas and Electric Co. 4.40%, 03/01/2032	U.S.$	104	$90,278
4.95%, 07/01/2050		272	214,024
5.25%, 03/01/2052		131	106,098
PacifiCorp 4.15%, 02/15/2050		390	301,836
6.35%, 07/15/2038		110	110,434
Palomino Funding Trust I 7.233%, 05/17/2028(a)		354	355,177
PECO Energy Co. 2.85%, 09/15/2051		155	102,781
Pennsylvania Electric Co. 5.15%, 03/30/2026(a)		122	120,168
Pertamina Geothermal Energy PT 5.15%, 04/27/2028(a)		200	198,772
Public Service Co. of Colorado 5.25%, 04/01/2053		123	118,083
Public Service Electric and Gas Co. 3.80%, 03/01/2046		410	331,789
RH International Singapore Corp. Pte Ltd. Series E 4.50%, 03/27/2028(a)		470	443,699
San Diego Gas & Electric Co. 5.35%, 04/01/2053		120	119,204
Series UUU 3.32%, 04/15/2050		360	257,433
Series WWW 2.95%, 08/15/2051		231	156,890
Sempra Energy 5.50%, 08/01/2033		123	122,376
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	334,425
Southern California Edison Co. 4.90%, 06/01/2026		123	121,285
5.70%, 03/01/2053		120	120,293
5.875%, 12/01/2053		123	125,620
Series E 5.45%, 06/01/2052		120	116,726
Southern Co. (The) 4.85%, 06/15/2028		124	121,745
5.20%, 06/15/2033		124	123,097
Southern Power Co. Series F 4.95%, 12/15/2046		345	301,567
SSE PLC Series E 2.875%, 08/01/2029(a)	EUR	233	241,213
Tampa Electric Co. 5.00%, 07/15/2052	U.S.$	120	111,585
TenneT Holding BV 2.374%, 07/22/2025(a) (c)	EUR	125	128,289
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	421,968
Tucson Electric Power Co. 5.50%, 04/15/2053		296	294,780
Union Electric Co. 3.90%, 04/01/2052		129	105,079
5.45%, 03/15/2053		120	122,392

	Principal Amount (000)		U.S. $ Value

Virginia Electric and Power Co. Series C 4.625%, 05/15/2052	U.S.$	121	$106,985
WEC Energy Group, Inc. 4.75%, 01/09/2026		265	261,176

			102,566,508

Natural Gas – 0.3%
Atmos Energy Corp. 2.625%, 09/15/2029		345	303,774
5.45%, 10/15/2032		32	33,067
5.75%, 10/15/2052		239	254,167
Cadent Finance PLC 4.25%, 07/05/2029	EUR	279	303,371
Series E 0.625%, 03/19/2030(a)		307	266,189
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	10,835	12,414,154
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)	U.S.$	290	242,417
KeySpan Gas East Corp. 3.586%, 01/18/2052(a)		137	92,706
National Grid North America, Inc. Series E 1.054%, 01/20/2031(a)	EUR	109	94,770
NiSource, Inc. 5.00%, 06/15/2052	U.S.$	122	112,651
5.65%, 02/01/2045		230	229,067
Southern California Gas Co. 5.75%, 06/01/2053		123	124,782

			14,471,115

Other Utility – 0.2%
Thames Water Utilities Finance PLC Series E 6.75%, 11/16/2028	GBP	7,480	9,079,383

			126,117,006

Total Corporates - Investment Grade (cost $1,570,937,052)			1,488,417,467

MORTGAGE PASS-THROUGHS – 7.0%
Agency Fixed Rate 30-Year – 7.0%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	6,413	6,278,681
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		6	6,332
Series 2007 5.50%, 09/01/2036		4	4,236
5.50%, 08/01/2037		5	4,710
Series 2008 5.50%, 03/01/2037		2	1,924

	Principal Amount (000)		U.S. $ Value

5.50%, 05/01/2038	U.S.$	832	$847,111
Series 2012 3.50%, 11/01/2042		16,936	15,790,929
3.50%, 01/01/2043		2,888	2,691,680
Series 2013 3.50%, 04/01/2043		9,711	9,046,744
Series 2017 3.50%, 06/01/2047		12	10,840
3.50%, 08/01/2047		19	17,900
3.50%, 10/01/2047		141	130,337
3.50%, 01/01/2048		7	6,556
Series 2018 3.50%, 01/01/2048		404	373,336
3.50%, 02/01/2048		173	159,883
3.50%, 03/01/2048		10,837	10,053,669
3.50%, 05/01/2048		279	257,512
4.50%, 09/01/2048		8,275	8,076,992
4.50%, 12/01/2048		5,216	5,102,684
Series 2020 3.50%, 01/01/2050		14,875	13,754,026
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		39,804	39,149,566
Series 2023 4.50%, 06/20/2053		18,870	18,205,382
4.50%, 07/01/2053, TBA		79,877	77,070,474
5.00%, 07/01/2053, TBA		72,000	70,743,175
5.50%, 07/01/2038, TBA		87,960	87,572,754
Uniform Mortgage-Backed Security Series 2023 5.50%, 07/01/2053, TBA		25,375	25,253,060

Total Mortgage Pass-Throughs (cost $399,296,953)			390,610,493

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Risk Share Floating Rate – 3.5%
Bellemeade Re Ltd. Series 2018-1A, Class M2 8.05% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)		37	36,750
Series 2019-2A, Class M1C 7.15% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		5,548	5,553,404
Series 2019-2A, Class M2 8.25% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,905,025
Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		7,979	7,996,649
Series 2019-4A, Class M1C 7.65% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		3,462	3,471,070
Series 2020-3A, Class M1C 8.85% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (d)		3,142	3,199,726
Series 2021-3A, Class A2 6.067% (SOFR + 1.00%), 09/25/2031(a) (d)		7,225	7,012,213

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 7.45% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)	U.S.$	54	$54,140
Series 2019-R03, Class 1M2 7.30% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		65	65,233
Series 2019-R07, Class 1M2 7.25% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		295	295,356
Series 2020-R01, Class 1M2 7.20% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		2,012	2,019,122
Series 2021-R01, Class 1M1 5.817% (SOFR + 0.75%), 10/25/2041(a) (d)		192	191,923
Series 2021-R01, Class 1M2 6.617% (SOFR + 1.55%), 10/25/2041(a) (d)		878	860,921
Series 2022-R06, Class 1M1 7.817% (SOFR + 2.75%), 05/25/2042(a) (d)		6,423	6,548,319
Series 2022-R08, Class 1M1 7.617% (SOFR + 2.55%), 07/25/2042(a) (d)		11,705	11,870,914
Series 2023-R04, Class 1M1 7.367% (SOFR + 2.30%), 05/25/2043(a) (d)		6,909	6,941,977
Series 2023-R05, Class 1M1 6.967% (SOFR + 1.90%), 06/25/2043(a) (d)		6,689	6,695,130
Eagle Re Ltd. Series 2018-1, Class M1 6.85% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (d)		4,843	4,847,738
Series 2021-2, Class M1B 7.117% (SOFR + 2.05%), 04/25/2034(a) (d)		3,700	3,715,927
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		3,808	3,852,349
Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		2,156	2,180,511
Series 2019-DNA3, Class M2 7.20% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		641	644,562
Series 2019-DNA4, Class M2 7.10% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		256	256,801

	Principal Amount (000)		U.S. $ Value

Series 2020-DNA1, Class M2 6.85% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)	U.S.$	289	$288,865
Series 2020-HQA2, Class M2 8.25% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		1,633	1,674,156
Series 2021-DNA5, Class M2 6.717% (SOFR + 1.65%), 01/25/2034(a) (d)		5,141	5,134,227
Series 2021-DNA6, Class M1 5.867% (SOFR + 0.80%), 10/25/2041(a) (d)		561	556,828
Series 2021-DNA6, Class M2 6.567% (SOFR + 1.50%), 10/25/2041(a) (d)		11,395	11,110,275
Series 2021-DNA7, Class M1 5.917% (SOFR + 0.85%), 11/25/2041(a) (d)		760	750,464
Series 2021-DNA7, Class M2 6.867% (SOFR + 1.80%), 11/25/2041(a) (d)		13,277	12,792,535
Series 2021-HQA4, Class M1 6.017% (SOFR + 0.95%), 12/25/2041(a) (d)		15,574	15,108,676
Series 2021-HQA4, Class M2 7.417% (SOFR + 2.35%), 12/25/2041(a) (d)		6,919	6,564,396
Series 2023-DNA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2043(a) (d)		15,520	15,549,891
Series 2023-DNA2, Class M1A 7.167% (SOFR + 2.10%), 04/25/2043(a) (d)		9,844	9,871,345
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 10.40% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		93	94,028
Series 2014-C01, Class M2 9.55% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		387	393,917
Series 2014-C04, Class 1M2 10.05% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		1,277	1,327,807
Series 2014-C04, Class 2M2 10.15% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		197	198,423
Series 2015-C01, Class 1M2 9.45% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		1,471	1,520,519

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	U.S.$	1,379	$1,421,688
Series 2015-C03, Class 1M2 10.15% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		317	333,233
Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		946	1,007,287
Series 2015-C04, Class 2M2 10.70% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		4,476	4,677,729
Series 2016-C01, Class 2M2 12.10% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		648	683,314
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		1,762	1,852,772
Series 2021-R02, Class 2M2 7.067% (SOFR + 2.00%), 11/25/2041(a) (d)		7,361	7,163,268
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.65% (LIBOR 1 Month + 5.50%), 10/25/2025(d) (g)		1,468	1,441,024
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(a) (d)		4,604	4,528,089
Series 2019-3R, Class A 8.878% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (d)		327	318,434
Triangle Re Ltd. Series 2021-3, Class M1A 6.967% (SOFR + 1.90%), 02/25/2034(a) (d)		5,584	5,594,046

			196,172,996

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,286	716,047
Series 2006-26CB, Class A6 6.25%, 09/25/2036		113	60,459
Series 2006-26CB, Class A8 6.25%, 09/25/2036		424	225,852
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		645	461,863
Series 2007-15CB, Class A19 5.75%, 07/25/2037		252	155,809
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		763	369,775

	Principal Amount (000)		U.S. $ Value

Series 2007-HY4, Class 1A1 3.611%, 09/25/2047	U.S.$	220	$193,156
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.001%, 03/25/2037		114	98,107
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		484	419,903
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.36%, 12/28/2037		743	666,483

			3,367,454

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.40% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		530	131,192

Total Collateralized Mortgage Obligations (cost $201,773,118)			199,671,642

COVERED BONDS – 3.4%
Bank of Montreal Series E 0.125%, 01/26/2027(a)	EUR	17,195	16,516,433
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	17,117,342
Series E 0.01%, 12/15/2027(a)		400	372,686
BPCE SFH SA 0.125%, 03/31/2025(a)		300	306,806
0.75%, 11/27/2026(a)		7,600	7,536,203
Series E 1.75%, 06/27/2024(a)		200	213,764
Caisse Francaise de Financement Local Series E 0.75%, 01/11/2027(a)		7,500	7,418,282
Cie de Financement Foncier SA 0.01%, 07/15/2026(a)		15,700	15,355,822
3.125%, 05/18/2027(a)		4,700	5,044,733
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	15,795,709
DNB Boligkreditt AS Series E 0.375%, 11/20/2024(a)		350	363,847
0.625%, 06/19/2025(a)		4,751	4,871,523
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	16,026,920
Series G 0.625%, 03/16/2027(a)		11,055	10,755,571
Series E 3.263%, 02/13/2026(a)		5,000	5,366,852

	Principal Amount (000)		U.S. $ Value

National Westminster Bank PLC Series E 0.50%, 05/15/2024(a)	EUR	310	$328,237
Nationwide Building Society Series E 0.625%, 03/25/2027(a)		4,570	4,465,024
Nordea Kiinnitysluottopankki Oyj Series FI43 1.00%, 11/05/2024(a)		430	451,638
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	2,970,616
0.125%, 04/26/2027(a)		20,240	19,334,978
Santander UK PLC Series G 0.05%, 01/12/2027(a)		15,000	14,389,344
1.125%, 03/12/2027(a)		4,609	4,583,455
Skandinaviska Enskilda Banken AB 0.375%, 02/09/2026(a)		320	320,167
Societe Generale SFH SA Series E 0.01%, 12/02/2026(a)		600	580,773
Stadshypotek AB Series E 0.375%, 03/13/2026(a)		320	319,520
Toronto-Dominion Bank (The) Series G 3.25%, 04/27/2026(a)		14,125	15,151,126

Total Covered Bonds (cost $197,648,976)			185,957,371

INFLATION-LINKED SECURITIES – 2.7%
United States – 2.7%
U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS)	U.S.$	104,034	97,266,986
1.125%, 01/15/2033 (TIPS)		52,243	50,090,133

Total Inflation-Linked Securities (cost $156,911,241)			147,357,119

GOVERNMENTS - SOVEREIGN BONDS – 2.4%
Chile – 0.0%
Chile Government International Bond 3.10%, 05/07/2041		825	617,612
5.33%, 01/05/2054		265	262,607

			880,219

Colombia – 0.1%
Colombia Government International Bond 4.50%, 03/15/2029		4,298	3,765,994

France – 0.5%
Dexia Credit Local SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	20,717,002
0.01%, 01/22/2027(a)		7,200	6,949,081

			27,666,083

	Principal Amount (000)		U.S. $ Value

Germany – 1.1%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	$3,662,239
3.20%, 09/11/2026		6,008	3,842,940
4.10%, 02/20/2026		37,326	24,577,029
Landwirtschaftliche Rentenbank 4.75%, 04/08/2024		9,310	6,203,221
Series E Zero Coupon, 11/27/2029(a)	EUR	24,583	22,129,986

			60,415,415

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	520,512
3.125%, 09/21/2051(a)		200	124,118
5.25%, 06/16/2029(a)		310	301,122
6.125%, 05/22/2028(a)		250	253,872
6.75%, 09/25/2052(a)		420	432,957

			1,632,581

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,822,765
2.15%, 07/28/2031	U.S.$	1,030	842,571
3.20%, 09/23/2061		640	433,325
3.375%, 07/30/2025(a)	EUR	10,564	11,356,830
3.55%, 03/31/2032	U.S.$	200	181,078
4.125%, 01/15/2025(a)		590	579,097
4.30%, 03/31/2052		200	172,148

			18,387,814

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		400	331,900
4.28%, 08/14/2041		500	412,170
6.338%, 05/04/2053		248	252,464

			996,534

Panama – 0.1%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	423,470
Panama Government International Bond 2.252%, 09/29/2032		408	311,214
3.87%, 07/23/2060		400	263,492
3.875%, 03/17/2028		920	870,228
6.40%, 02/14/2035		658	684,379
6.853%, 03/28/2054		200	207,680

			2,760,463

	Principal Amount (000)		U.S. $ Value

Peru – 0.0%
Peruvian Government International Bond 1.862%, 12/01/2032	U.S.$	150	$115,191
2.78%, 12/01/2060		105	63,753

			178,944

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,327,004
3.229%, 03/29/2027		205	193,502
3.556%, 09/29/2032		205	185,638
4.20%, 03/29/2047		205	176,103

			1,882,247

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		212	207,629
5.50%, 04/04/2053		158	158,613

			366,242

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,067,209
4.40%, 04/16/2050(a)		490	444,798

			1,512,007

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	200,914
3.00%, 02/14/2031(a)	U.S.$	250	206,890
3.625%, 03/27/2032(a)		256	217,454
5.25%, 11/25/2027(a)		694	676,671
6.625%, 09/27/2029(a)	EUR	8,410	9,508,281

			10,810,210

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.268%, 10/25/2028(a)	U.S.$	405	413,438
Saudi Government International Bond 3.45%, 02/02/2061(a)		290	203,499
3.625%, 03/04/2028(a)		370	350,149
3.75%, 01/21/2055(a)		970	732,001
5.00%, 04/17/2049(a)		407	378,152

			2,077,239

	Principal Amount (000)		U.S. $ Value

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 10/27/2027	U.S.$	260	$257,761
4.375%, 01/23/2031		430	423,851

			681,612

Total Governments - Sovereign Bonds (cost $141,926,494)			134,013,604

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.38% (LIBOR 3 Month + 1.13%), 01/20/2035(a) (d)		700	685,703
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.479% (SOFR + 1.43%), 04/20/2034(a) (d)		4,500	4,414,585
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.38% (LIBOR 3 Month + 1.13%), 07/20/2034(a) (d)		3,917	3,857,773
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.86% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (d)		500	484,247
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.411% (SOFR + 1.34%), 04/22/2035(a) (d)		5,000	4,892,820
Invesco CLO Ltd. Series 2021-1A, Class A1 6.26% (LIBOR 3 Month + 1.00%), 04/15/2034(a) (d)		5,500	5,382,630
Kings Park CLO Ltd. Series 2021-1A, Class A 6.391% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (d)		700	685,950
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.442% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,041	16,774,166
Neuberger Berman Loan Advisers Euro CLO 3 DAC Series 2022-3A, Class D 6.461% (EURIBOR 3 Month + 3.20%), 10/25/2034(a) (d)	EUR	437	427,810
OCP CLO Ltd. Series 2020-18A, Class AR 6.34% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (d)	U.S.$	3,453	3,412,474
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.525% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,894,295

	Principal Amount (000)		U.S. $ Value

OZLM XVIII Ltd. Series 2018-18A, Class A 6.28% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)	U.S.$	17,040	$16,814,203
Peace Park CLO Ltd. Series 2021-1A, Class A 6.38% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (d)		4,620	4,537,565
Pikes Peak CLO 8 Series 2021-8A, Class A 6.42% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (d)		14,279	14,065,967
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.43% (LIBOR 3 Month + 1.17%), 01/15/2035(a) (d)		4,750	4,645,272
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 6.40% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (d)		450	442,310
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.41% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,404,689
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.522% (SOFR + 1.54%), 07/18/2034(a) (d)		15,929	15,698,825
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 6.48% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,476,838

Total Collateralized Loan Obligations (cost $120,255,390)			118,998,122

LOCAL GOVERNMENTS - REGIONAL BONDS – 1.6%
Australia – 1.1%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	109,724	57,827,423
Queensland Treasury Corp. Series 24 5.75%, 07/22/2024(a)		3,061	2,065,184

			59,892,607

Japan – 0.5%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	28,674,688

Total Local Governments - Regional Bonds (cost $97,778,465)			88,567,295

	Principal Amount (000)		U.S. $ Value

SUPRANATIONALS – 1.5%
Supranational – 1.5%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	$8,770,168
1.45%, 01/25/2024(a)		3,378	2,208,062
1.80%, 01/19/2027		19,295	11,680,494
3.10%, 08/17/2026(a)		9,991	6,376,805
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,545,639
2.70%, 01/29/2026		2,485	1,577,819
4.25%, 06/11/2026		12,339	8,150,271
International Bank for Reconstruction & Development 3.00%, 10/19/2026		6,993	4,442,936
Series G Zero Coupon, 01/15/2027	EUR	14,647	14,218,458
Series GDIF 0.01%, 04/24/2028		7,398	6,925,754
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	12,093,437
Nordic Investment Bank 4.75%, 02/28/2024		6,590	4,384,441

Total Supranationals (cost $89,688,742)			82,374,284

CORPORATES - NON-INVESTMENT GRADE – 1.4%
Industrial – 0.8%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,045	4,923,157

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)	U.S.$	141	114,751
DISH DBS Corp. 5.25%, 12/01/2026(a)		7,940	6,402,948
5.75%, 12/01/2028(a)		6,707	5,018,896

			11,536,595

Communications - Telecommunications – 0.0%
Telefonica Europe BV 4.375%, 12/14/2024(a) (c)	EUR	100	106,421

Consumer Cyclical - Automotive – 0.3%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	90	87,266
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		7,681	7,698,449
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	13,000	12,331,611
ZF North America Capital, Inc. 7.125%, 04/14/2030(a)	U.S.$	180	183,298

			20,300,624

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	150	$132,879
Carnival PLC 1.00%, 10/28/2029	EUR	4,367	2,982,967

			3,115,846

Consumer Non-Cyclical – 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.875%, 02/15/2028(a)	U.S.$	140	136,027

Technology – 0.0%
Cedacri Mergeco SpA 7.948% (EURIBOR 3 Month + 4.62%), 05/15/2028(a) (d)	EUR	2,165	2,240,888

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,787	4,132,350

			46,491,908

Financial Institutions – 0.4%
Finance – 0.1%
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)		195	135,800
SLM Corp. 4.20%, 10/29/2025		6,276	5,846,119

			5,981,919

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 3.325%, 03/24/2025	EUR	100	97,663
Samhallsbyggnadsbolaget i Norden AB Series E 1.125%, 09/04/2026(a) (e)		100	76,102
SBB Treasury Oyj Series E 0.75%, 12/14/2028(a)		8,074	5,246,083
1.125%, 11/26/2029(a)		314	198,960
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	101,253
Vivion Investments SARL 3.00%, 08/08/2024(a)		6,000	5,230,586
3.00%, 08/08/2024(a) (h)		2,100	1,830,705
3.50%, 11/01/2025(a)		3,300	2,471,746

			15,253,098

			21,235,017

	Principal Amount (000)		U.S. $ Value

Utility – 0.2%
Electric – 0.2%
EDP - Energias de Portugal SA Series NC5 1.50%, 03/14/2082(a)	EUR	8,400	$7,791,759
Vistra Corp. 7.00%, 12/15/2026(a) (c)	U.S.$	100	87,321

			7,879,080

Total Corporates - Non-Investment Grade (cost $91,284,955)			75,606,005

ASSET-BACKED SECURITIES – 1.3%
Other ABS - Fixed Rate – 1.0%
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		4,328	4,332,003
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		6,757	6,656,084
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		6,259	6,239,381
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		3,473	3,464,376
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		5,535	5,457,613
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		5,213	5,192,738
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		3,456	3,445,047
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		6,924	6,872,672
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		2,460	2,443,181
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,496,269
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	2,915,612

			53,514,976

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.3%
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	U.S.$	7,779	$7,757,941
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		6,187	6,156,738
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		3,519	3,481,800

			17,396,479

Total Asset-Backed Securities (cost $73,052,954)			70,911,455

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.319% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)		12,146	11,818,259
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.194% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)		6,275	5,550,583
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 7.143% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,691,110
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.726% (SOFR + 1.58%), 07/15/2036(a) (d)		12,593	11,839,525
Series 2022-JERI, Class A 6.548% (SOFR + 1.40%), 01/15/2039(a) (d)		8,113	7,775,258

			41,674,735

Non-Agency Fixed Rate CMBS – 0.2%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)		9,098	6,246,320
Commercial Mortgage Trust Series 2012-CR3, Class D 4.796%, 10/15/2045(a)		2,322	1,571,798
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.297%, 08/10/2044(a)		205	63,894
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	5,707,057

			13,589,069

Total Commercial Mortgage-Backed Securities (cost $61,071,105)			55,263,804

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.8%
Canada – 0.8%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	28,190	$19,864,283
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	19,183	18,978,234
3.65%, 05/20/2032	CAD	10,105	7,455,285

Total Local Governments - Provincial Bonds (cost $49,688,865)			46,297,802

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	480,095
5.125%, 02/02/2033(a)		3,837	3,781,863
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	338,276
4.70%, 05/07/2050(a)		370	305,927

			4,906,161

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	678,672

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	228,200
3.50%, 01/12/2062(a)		350	276,143
4.75%, 01/12/2028(a)		255	253,903

			758,246

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		7,349	7,254,345

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		770	693,577
4.15%, 02/25/2060(a)		410	309,038
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	438,674

			1,441,289

	Principal Amount (000)		U.S. $ Value

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)	U.S.$	473	$428,216

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	839,750

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		7,524	5,907,770
4.677%, 02/09/2051(a)		430	289,304
4.688%, 05/15/2029(a)		240	215,098
5.00%, 09/29/2036(a)		3,441	2,821,456
Petroleos Mexicanos 6.50%, 03/13/2027		3,505	3,110,687
6.70%, 02/16/2032		3,774	2,864,277

			15,208,592

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061(a)		240	184,521
Banco Nacional de Panama 2.50%, 08/11/2030(a)		580	455,625

			640,146

Poland – 0.1%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		3,406	3,371,940

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	452,153
3.30%, 07/12/2051(a)		500	365,595

			817,748

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	427,832

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	4,909,454

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	254,040
4.60%, 11/02/2047(a)		250	231,498
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		500	421,805

	Principal Amount (000)		U.S. $ Value

DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)	U.S.$	440	$370,779
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	412,391
Series G 2.50%, 06/03/2031(a)		690	590,130

			2,280,643

Total Quasi-Sovereigns (cost $48,412,956)			43,963,034

EMERGING MARKETS - TREASURIES – 0.6%
South Africa – 0.6%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	305,119	14,321,472
Series 2032 8.25%, 03/31/2032		475,715	21,266,538

Total Emerging Markets - Treasuries (cost $38,286,753)			35,588,010

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.3%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,523	2,894,720
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		927	681,447

			3,576,167

Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	39,251

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	703,288

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		5,500	4,956,188
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (g) (i) (j) (k)		4,300	430

			4,956,618

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,432	2,942,826
Greenko Dutch BV 3.85%, 03/29/2026(a)		376	337,005
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	200,470
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,740,843

			7,221,144

			16,496,468

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)	U.S.$	3,315	$3,066,939
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,135	2,097,872
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,016	855,565

			6,020,376

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (e) (l)		5,311	212,433
5.25%, 12/27/2033(a) (e) (l)		1,749	71,516
7.125%, 12/26/2046(a) (e) (l)		2,546	164,833

			448,782

Total Emerging Markets - Corporate Bonds (cost $43,540,515)			22,965,626

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	7,071	7,328,505
0.875%, 10/10/2025(a)		5,600	5,712,677

			13,041,182

Netherlands – 0.1%
BNG Bank NV Series E 0.75%, 01/24/2029(a)		4,715	4,507,457

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	255,301

Total Governments - Sovereign Agencies (cost $20,158,233)			17,803,940

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		4,745	4,744,143
Commonwealth Financing Authority (Commonwealth of Pennsylvania Department of Education State Lease) Series 2016-A 4.144%, 06/01/2038		2,640	2,411,314

	Principal Amount (000)		U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2010-C 5.754%, 12/15/2028	U.S.$	4,740	$4,783,966
State Board of Administration Finance Corp (Florida Hurricane Catastrophe Fund) Series 2020-A 2.154%, 07/01/2030		7,016	5,847,882

Total Local Governments - US Municipal Bonds (cost $17,902,511)			17,787,305

BANK LOANS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.203% (SOFR 1 Month +3.00%), 12/15/2027(m)		1,094	1,085,910

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.023% (LIBOR 3 Month + 3.75%), 11/16/2025(m)		5,087	4,701,103

Total Bank Loans (cost $6,129,007)			5,787,013

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.0%
Nordic Aviation Capital DAC(f) (j) (k)		86,655	1,278,161

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(f) (j) (k)		2,703	2,015,771

			3,293,932

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS^(j)		3,089,816	303,880
SandRidge Energy, Inc.		4,459	68,000

			371,880

Total Common Stocks (cost $10,075,182)			3,665,812

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(n) (o) (p) (cost $147,776,391)		147,776,391	$147,776,391

	Principal Amount (000)

Time Deposits – 0.2%
ANZ Bank, Hong Kong 2.77%, 07/03/2023	AUD	7	4,476
BBH, Grand Cayman 6.17%, 07/03/2023	ZAR	16	851
Citibank, London 2.37%, 07/03/2023	EUR	3,019	3,294,282
JPMorgan Chase, New York 4.42%, 07/03/2023	U.S.$	7,185	7,184,751
Royal Bank of Canada, Toronto 3.54%, 07/04/2023	CAD	1	655
SEB, Stockholm 3.92%, 07/03/2023	GBP	10	12,823
Sumitomo, Tokyo (0.37)%, 07/03/2023	JPY	74,757	518,082

Total Time Deposits (cost $11,015,920)			11,015,920

Total Short-Term Investments (cost $158,792,311)			158,792,311

Total Investments – 104.2% (cost $6,149,393,459)(q)			5,786,393,742
Other assets less liabilities – (4.2)%			(232,456,245)

Net Assets – 100.0%			$5,553,937,497

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	9	September 2023	$748,330	$(9,896)
10 Yr Canadian Bond Futures	7	September 2023	647,450	(5,760)
Euro-BOBL Futures	798	September 2023	100,757,675	(1,184,257)
Euro-Bund Futures	146	September 2023	21,306,815	2,826
Euro-BUXL 30Y Bond Futures	5	September 2023	761,658	22,370
Long Gilt Futures	908	September 2023	109,896,145	(1,060,628)
U.S. 10 Yr Ultra Futures	613	September 2023	72,602,188	(254,109)
U.S. Long Bond (CBT) Futures	48	September 2023	6,091,500	28,367
U.S. T-Note 2 Yr (CBT) Futures	2	September 2023	406,688	(5,844)
U.S. T-Note 5 Yr (CBT) Futures	6,047	September 2023	647,595,906	(10,751,938)
U.S. T-Note 10 Yr (CBT) Futures	17	September 2023	1,908,516	(20,648)
U.S. Ultra Bond (CBT) Futures	18	September 2023	2,451,938	41,883
Sold Contracts
3 Yr Australian Bond Futures	964	September 2023	67,832,515	397,895
10 Yr Australian Bond Futures	321	September 2023	24,841,605	136,360
Euro-BOBL Futures	13	September 2023	1,641,416	22,981
Euro-OAT Futures	396	September 2023	55,483,591	72,117
Euro-Schatz Futures	777	September 2023	88,898,372	746,872
U.S. T-Note 5 Yr (CBT) Futures	53	September 2023	5,675,969	98,445

				$(11,722,964)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	42,172	USD	27,909	07/06/2023	$(183,849)
Australia and New Zealand Banking Group Ltd.	USD	5,687	EUR	5,231	07/06/2023	20,706
Bank of America, NA	BRL	167,305	USD	33,071	07/05/2023	(1,870,466)
Bank of America, NA	USD	34,716	BRL	167,305	07/05/2023	224,762
Bank of America, NA	USD	54,416	AUD	82,297	07/06/2023	407,445
Bank of America, NA	GBP	20,427	USD	25,641	07/07/2023	(301,847)
Bank of America, NA	JPY	7,638,901	USD	53,216	07/07/2023	261,215
Bank of America, NA	JPY	7,951,165	USD	55,108	07/07/2023	(11,701)
Bank of America, NA	NZD	89,830	USD	54,467	07/07/2023	(661,311)
Bank of America, NA	USD	24,907	GBP	19,419	07/07/2023	(244,681)
Bank of America, NA	USD	56,068	CLP	44,190,751	07/13/2023	(1,000,914)
Bank of America, NA	GBP	4,162	USD	5,186	07/21/2023	(100,996)
Bank of America, NA	KRW	144,151,327	USD	108,589	07/27/2023	(923,206)
Bank of America, NA	USD	12,525	KRW	16,480,720	07/27/2023	(4,820)
Bank of America, NA	USD	3,934	DKK	26,615	09/13/2023	(16,331)
Barclays Bank PLC	NOK	297,750	USD	27,534	07/07/2023	(207,338)
Barclays Bank PLC	USD	52,701	GBP	41,774	07/07/2023	352,481
Barclays Bank PLC	USD	55,661	NOK	586,491	07/07/2023	(1,016,464)
Barclays Bank PLC	MYR	120,125	USD	26,198	09/21/2023	214,323
BNP Paribas SA	USD	29,467	EUR	27,328	07/06/2023	354,266
BNP Paribas SA	MXN	1,096,281	USD	63,234	07/07/2023	(788,038)
BNP Paribas SA	SEK	311,574	USD	29,034	07/07/2023	142,530
BNP Paribas SA	IDR	404,966,875	USD	27,011	07/12/2023	88,794
Brown Brothers Harriman & Co.	EUR	1,372	USD	1,497	07/06/2023	(128)
Brown Brothers Harriman & Co.	USD	2,384	CNH	17,024	07/06/2023	(42,183)
Brown Brothers Harriman & Co.	USD	1,499	EUR	1,376	07/06/2023	1,786
Brown Brothers Harriman & Co.	USD	1,087	EUR	992	07/06/2023	(4,325)
Brown Brothers Harriman & Co.	NOK	3,296	USD	310	07/07/2023	3,124
Brown Brothers Harriman & Co.	USD	1,571	GBP	1,235	07/07/2023	(1,795)
Brown Brothers Harriman & Co.	GBP	82	USD	101	07/21/2023	(2,967)
Brown Brothers Harriman & Co.	EUR	535	USD	587	07/31/2023	2,127
Brown Brothers Harriman & Co.	EUR	205	USD	220	07/31/2023	(3,079)
Brown Brothers Harriman & Co.	USD	328	EUR	305	07/31/2023	4,878
Brown Brothers Harriman & Co.	USD	245	EUR	223	07/31/2023	(1,097)
Brown Brothers Harriman & Co.	AUD	299	USD	203	08/25/2023	3,943

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	CAD	482,222	USD	361,369	07/06/2023	$(2,645,759)
Citibank, NA	EUR	11,310	USD	12,379	07/06/2023	37,010
Citibank, NA	EUR	16,797	USD	18,297	07/06/2023	(32,032)
Citibank, NA	THB	642,670	USD	18,615	07/06/2023	486,590
Citibank, NA	USD	55,589	CAD	73,702	07/06/2023	46,465
Citibank, NA	USD	26,991	IDR	404,966,875	07/12/2023	(68,992)
Citibank, NA	KRW	50,000,000	USD	37,501	07/27/2023	(484,136)
Citibank, NA	IDR	404,966,875	USD	26,950	10/12/2023	67,956
Deutsche Bank AG	CHF	99,959	USD	110,569	07/06/2023	(1,121,672)
Deutsche Bank AG	USD	54,667	SEK	585,893	07/07/2023	(339,757)
Deutsche Bank AG	EUR	383,942	USD	413,206	07/31/2023	(6,335,929)
Deutsche Bank AG	EUR	6,506	USD	7,117	08/16/2023	2,635
Goldman Sachs Bank USA	USD	33,636	AUD	50,360	07/06/2023	(87,832)
Goldman Sachs Bank USA	NOK	289,010	USD	26,862	07/07/2023	(65,562)
Goldman Sachs Bank USA	SEK	887,193	USD	81,711	07/07/2023	(555,338)
HSBC Bank USA	ZAR	701,458	USD	37,747	07/06/2023	481,527
HSBC Bank USA	JPY	7,385,095	USD	51,798	07/07/2023	601,851
HSBC Bank USA	USD	56,747	SEK	612,420	07/07/2023	40,846
JPMorgan Chase Bank, NA	BRL	80,556	USD	16,716	07/05/2023	(108,222)
JPMorgan Chase Bank, NA	USD	16,858	BRL	80,556	07/05/2023	(34,151)
JPMorgan Chase Bank, NA	EUR	49,777	USD	54,170	07/06/2023	(148,660)
JPMorgan Chase Bank, NA	USD	6,080	EUR	5,650	07/06/2023	85,893
JPMorgan Chase Bank, NA	GBP	22,257	USD	28,287	07/07/2023	20,525
JPMorgan Chase Bank, NA	NZD	44,097	USD	27,245	07/07/2023	183,405
JPMorgan Chase Bank, NA	USD	13,825	EUR	12,657	07/20/2023	(3,218)
Morgan Stanley Capital Services LLC	BRL	92,026	USD	19,096	07/05/2023	(123,630)
Morgan Stanley Capital Services LLC	USD	8,424	BRL	40,427	07/05/2023	19,177
Morgan Stanley Capital Services LLC	USD	10,785	BRL	51,598	07/05/2023	(9,010)
Morgan Stanley Capital Services LLC	AUD	350,242	USD	237,849	07/06/2023	4,528,659
Morgan Stanley Capital Services LLC	GBP	214,141	USD	269,395	07/07/2023	(2,567,091)
Morgan Stanley Capital Services LLC	USD	4,786	GBP	3,783	07/07/2023	18,827
Morgan Stanley Capital Services LLC	CLP	44,570,365	USD	56,187	07/13/2023	646,631
Morgan Stanley Capital Services LLC	PEN	21,952	USD	5,949	07/13/2023	(97,459)
Morgan Stanley Capital Services LLC	USD	5,944	PEN	21,952	07/13/2023	102,614
Morgan Stanley Capital Services LLC	KRW	343,957,041	USD	260,603	07/27/2023	(701,540)
Morgan Stanley Capital Services LLC	EUR	6,515	USD	7,034	07/31/2023	(85,047)
NatWest Markets PLC	USD	15,772	EUR	14,391	07/06/2023	(67,961)
NatWest Markets PLC	CAD	539,225	USD	406,731	07/20/2023	(405,061)
Standard Chartered Bank	CNH	1,032,513	USD	144,835	07/06/2023	2,796,241
Standard Chartered Bank	USD	139,749	CNH	1,015,489	07/06/2023	(52,734)
Standard Chartered Bank	JPY	10,251,724	USD	73,519	07/07/2023	2,451,389
Standard Chartered Bank	USD	33,290	NZD	54,045	07/07/2023	(122,524)
Standard Chartered Bank	CNH	1,015,489	USD	139,898	07/20/2023	39,286
Standard Chartered Bank	USD	7,880	KRW	10,044,619	07/27/2023	(249,075)
UBS AG	CAD	130,704	USD	98,945	07/06/2023	280,165
UBS AG	EUR	663,604	USD	714,809	07/06/2023	(9,350,545)
UBS AG	USD	111,475	CHF	100,042	07/06/2023	309,028
UBS AG	USD	1,738	EUR	1,609	07/06/2023	18,041
UBS AG	USD	54,713	NZD	89,105	07/07/2023	(29,643)
UBS AG	CAD	1,537	USD	1,149	08/24/2023	(12,456)

						$(17,945,431)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	1.00%	Quarterly	0.81%	USD	39,887	$(341,272)	$(349,223)	$7,951
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.66	USD	64,815	993,982	853,926	140,056

						$652,710	$504,703	$148,007

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(1,216,330)	$—	$(1,216,330)
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(3,344,680)	—	(3,344,680)
GBP	1,290	01/14/2027	1.139%	1 Day SONIA	Annual/ Annual	244,669	—	244,669
EUR	70,942	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(5,526,671)	—	(5,526,671)
EUR	54,178	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(4,279,886)	—	(4,279,886)
GBP	480	11/08/2027	4.121%	1 Day SONIA	Annual/ Annual	24,956	—	24,956
HUF	12,128,363	06/02/2028	8.820%	6 Month BUBOR	Annual/ Semi-Annual	(1,301,901)	—	(1,301,901)
HUF	11,402,887	06/05/2028	8.698%	6 Month BUBOR	Annual/ Semi-Annual	(1,083,673)	—	(1,083,673)
NZD	101,450	04/26/2033	3 Month BKBM	4.180%	Quarterly/ Semi-Annual	(1,746,022)	—	(1,746,022)
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	23,645,081	—	23,645,081
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(24,996,796)	—	(24,996,796)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	24,797,851	357,073	24,440,779
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(25,437,216)	—	(25,437,216)
GBP	80	01/14/2052	1 Day SONIA	0.942%	Annual	(50,937)	—	(50,937)
GBP	140	01/31/2052	1 Day SONIA	1.068%	Annual	(85,191)	—	(85,191)

						$(20,356,746)	$357,073	$(20,713,818)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Deutsche Bank AG
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	1.00%	Quarterly	0.81%	USD	24,928	$(276,988)	$(218,960)	$(58,028)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,850	(615,360)	(375,826)	(239,534)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,705	(799,967)	(488,001)	(311,966)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,710	(369,358)	(124,567)	(244,791)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,700	(1,231,194)	(401,997)	(829,197)

						$(3,292,867)	$(1,609,351)	$(1,683,516)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at June 30, 2023
Credit Suisse Securities (USA)†	EUR	809	(2.00	)%*	—	$882,645

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2023.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$882,645	$0	$0	$0	$882,645

^	Deemed an affiliated company as defined by the Investment Company Act of 1940 since the Fund owns 5% or more of the outstanding voting securities.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $2,215,784,079 or 39.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$184,014	$158,558	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.65%, 10/25/2025	09/18/2015	1,468,384	1,441,024	0.03%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2023.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,301,642 and gross unrealized depreciation of investments was $(525,219,081), resulting in net unrealized depreciation of $(414,917,439).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BUBOR – Budapest Interbank Offered Rate

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SONIA – Sterling Overnight Index Average

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

41.0%	United States
8.6%	Canada
6.9%	South Korea
6.3%	United Kingdom
5.1%	Japan
3.9%	Germany
3.1%	France
2.6%	China
2.2%	Australia
2.1%	Austria
2.0%	Italy
1.6%	Spain
1.5%	Mexico
10.4%	Other
2.7%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following: Belgium, Brazil, Cayman Islands, Chile, Colombia, Czech Republic, Denmark, Finland, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Malaysia, Netherlands, New Zealand, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Supranational, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,395,994,228	$-0-	$2,395,994,228
Corporates - Investment Grade	-0-	1,488,417,467	-0-	1,488,417,467
Mortgage Pass-Throughs	-0-	390,610,493	-0-	390,610,493
Collateralized Mortgage Obligations	-0-	199,671,642	-0-	199,671,642
Covered Bonds	-0-	185,957,371	-0-	185,957,371
Inflation-Linked Securities	-0-	147,357,119	-0-	147,357,119
Governments - Sovereign Bonds	-0-	134,013,604	-0-	134,013,604
Collateralized Loan Obligations	-0-	118,998,122	-0-	118,998,122
Local Governments - Regional Bonds	-0-	88,567,295	-0-	88,567,295
Supranationals	-0-	82,374,284	-0-	82,374,284
Corporates - Non-Investment Grade	-0-	75,606,005	-0-	75,606,005
Asset-Backed Securities	-0-	70,911,455	-0-	70,911,455
Commercial Mortgage-Backed Securities	-0-	55,263,804	-0-	55,263,804
Local Governments - Provincial Bonds	-0-	46,297,802	-0-	46,297,802
Quasi-Sovereigns	-0-	43,963,034	-0-	43,963,034
Emerging Markets - Treasuries	-0-	35,588,010	-0-	35,588,010
Emerging Markets - Corporate Bonds	-0-	22,965,196	430	22,965,626
Governments - Sovereign Agencies	-0-	17,803,940	-0-	17,803,940
Local Governments - US Municipal Bonds	-0-	17,787,305	-0-	17,787,305
Bank Loans	-0-	5,787,013	-0-	5,787,013
Common Stocks	68,000	303,880	3,293,932	3,665,812
Short-Term Investments:
Investment Companies	147,776,391	-0-	-0-	147,776,391
Time Deposits	-0-	11,015,920	-0-	11,015,920

Total Investments in Securities	147,844,391	5,635,254,989	3,294,362	5,786,393,742
Other Financial Instruments*:
Assets
Futures	1,570,116	-0-	-0-	1,570,116
Forward Currency Exchange Contracts	-0-	15,347,141	-0-	15,347,141
Centrally Cleared Credit Default Swaps	-0-	993,982	-0-	993,982
Centrally Cleared Interest Rate Swaps	-0-	48,712,557	-0-	48,712,557
Liabilities
Futures	(13,293,080)	-0-	-0-	(13,293,080)
Forward Currency Exchange Contracts	-0-	(33,292,572)	-0-	(33,292,572)
Centrally Cleared Credit Default Swaps	-0-	(341,272)	-0-	(341,272)
Centrally Cleared Interest Rate Swaps	-0-	(69,069,303)	-0-	(69,069,303)
Credit Default Swaps	-0-	(3,292,867)	-0-	(3,292,867)
Reverse Repurchase Agreements	(882,645)	-0-	-0-	(882,645)

Total	$135,238,782	$5,594,312,655	$3,294,362	$5,732,845,799

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Fund	Market Value 9/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (000)	Change in Unrealized Appr. (Depr.) (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,626	$1,577,839	$1,494,689	$-0-	$-0-	$147,776	$3,108
Golden Energy Offshore Services AS	562	-0-	-0-	-0-	(258)	304	-0-

Total				$-0-	$(258)	$148,080	$3,108